UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2025—May 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

New York Long-Term Tax-Exempt Fund Investor Shares - VNYTX

New York Long-Term Tax-Exempt Fund Admiral™ Shares - VNYUX

New York Municipal Money Market Fund Investor Shares - VYFXX

New York Tax-Exempt Bond ETF ETF Shares - MUNY

Vanguard New York Long-Term Tax-Exempt Fund

Investor Shares (VNYTX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,992
Number of Portfolio Holdings	1,722
Portfolio Turnover Rate	12%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	7.4%
1 to 3 Years	3.0%
3 to 5 Years	3.7%
5 to 10 Years	10.0%
10 to 20 Years	38.4%
20 to 30 Years	32.4%
Greater than 30 Years	5.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR76

Vanguard New York Long-Term Tax-Exempt Fund

Admiral™ Shares (VNYUX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,992
Number of Portfolio Holdings	1,722
Portfolio Turnover Rate	12%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	7.4%
1 to 3 Years	3.0%
3 to 5 Years	3.7%
5 to 10 Years	10.0%
10 to 20 Years	38.4%
20 to 30 Years	32.4%
Greater than 30 Years	5.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR576

Vanguard New York Municipal Money Market Fund

Investor Shares (VYFXX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard New York Municipal Money Market Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$3,482
Number of Portfolio Holdings	362

Distribution by Effective Maturity % of Net Assets (as of May 31, 2026)

Table Summary
1 to 7 Days	93.0%
8 to 30 Days	1.1%
31 to 60 Days	0.7%
61 to 90 Days	1.7%
91 to 180 Days	1.5%
Over 180 Days	1.0%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR163

Vanguard New York Tax-Exempt Bond ETF

ETF Shares (MUNY) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard New York Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$411
Number of Portfolio Holdings	3,416
Portfolio Turnover Rate	5%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	4.9%
1 to 3 Years	7.1%
3 to 5 Years	8.1%
5 to 10 Years	20.5%
10 to 20 Years	33.8%
20 to 30 Years	23.2%
Greater than 30 Years	3.6%
Other Assets and Liabilities—Net	(1.2%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV046

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2026
Vanguard New York Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

New York Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
New York (98.8%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	4.750%	6/1/2054	1,200	1,119
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2042	1,000	1,116
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2043	2,250	2,494
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2044	2,500	2,748
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2045	2,375	2,582
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2050	3,805	4,026
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	5,460	5,823
[1]	Amherst Development Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2042	1,130	1,100
	Babylon NY GO	2.375%	12/1/2028	1,000	974
	Babylon NY GO	2.375%	12/1/2029	1,025	986
	Babylon NY GO	2.625%	12/1/2030	1,050	1,011
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	1,415	1,588
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2044	585	650
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	7,280	7,721
	Battery Park City Authority Miscellaneous Revenue	5.250%	11/1/2055	17,785	18,995
	Blind Brook-Rye Union Free School District GO	2.250%	10/15/2033	2,000	1,783
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	650	710
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,000	1,071
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/2040	2,000	1,821
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	7,600	7,202
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/2031	675	680
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/2029	780	784
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2030	5,990	6,041
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/2043	1,225	968
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2031	10,890	9,024
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2032	2,150	1,710
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	5,615	4,278
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2034	3,315	2,418
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2035	2,490	1,737
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2045	5,735	2,292
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2046	3,430	1,291
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,035	1,040
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2036	3,655	3,614
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2041	3,450	3,262
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2047	4,930	4,300
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2035	3,200	3,028
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2037	865	790
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2045	5,865	4,597
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2050	5,500	3,933
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	4.000%	4/1/2050	2,000	1,770
	Buffalo & Erie County Industrial Land Development Corp. College & University Revenue (Canisius University Project)	6.375%	5/1/2055	3,000	3,132
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/2035	15	15
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/2036	3,000	3,116
	Build NYC Resource Corp. Charter School Aid Revenue	5.500%	6/15/2065	3,500	3,523
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2031	100	99
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2036	400	383
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.000%	7/1/2035	550	562
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.625%	7/1/2045	1,000	1,011
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	1,300	1,310
1

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2042	3,600	3,653
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2062	5,050	4,858
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2035	610	651
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2052	2,095	2,118
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2031	2,405	2,349
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2041	3,750	3,357
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2051	10,175	8,059
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	3,450	2,619
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/2031	2,270	2,121
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/2036	565	533
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/2041	600	544
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2036	1,660	1,763
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2037	1,475	1,562
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2042	1,175	1,128
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2043	880	841
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2044	1,000	945
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.250%	6/15/2045	550	554
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.500%	6/15/2050	1,250	1,248
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.500%	6/15/2055	1,000	979
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.750%	6/15/2060	1,310	1,311
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2029	1,890	1,891
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2033	2,910	2,911
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/2045	365	303
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/2039	2,045	1,911
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/2049	3,410	2,849
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	1,805	1,796
[3]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2031	4,715	4,692
[3]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2055	3,000	3,025
[3]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2065	7,505	7,513
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.000%	12/1/2041	1,640	1,778
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.375%	12/1/2046	2,015	2,181
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.500%	12/1/2051	4,650	4,909
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/2026	85	85
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/2027	75	77
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	3.000%	7/1/2039	550	500
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/2044	975	913
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/2049	470	415
	Build NYC Resource Corp. Miscellaneous Revenue (Urban Resource Institute Project)	5.500%	12/1/2056	5,800	6,090
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/2031	1,455	1,328
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	1.660%	6/4/2026	6,110	6,110
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.500%	7/1/2040	1,100	1,130
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.750%	7/1/2043	2,100	2,161
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	5.000%	7/1/2046	900	931
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2040	4,220	4,314
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2028	600	627
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2029	500	533
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2052	7,500	7,560
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2042	3,470	3,807
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2043	4,290	4,682
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	300	300
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	805	806
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	950	951
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	500	501
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	250	259
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	605	606
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	220	228
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	950	951
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	1,170	1,208
2

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	1,305	1,307
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	450	464
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	1,290	1,291
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	1,400	1,441
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2034	1,390	1,428
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2036	145	145
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2033	565	576
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2034	275	280
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2035	1,200	1,220
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	8,385	8,474
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	100
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	300	300
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	2,005	1,793
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	570	506
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	35	31
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	2,140	2,119
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,805	1,669
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	6,750	5,878
[1]	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	1,000	929
	East Hampton NY GO	2.125%	8/15/2035	1,000	847
	East Meadow Union Free School District GO	2.000%	6/15/2036	1,110	909
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	4,200	4,345
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	3,500	3,572
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	2,830	3,031
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	2,885	2,909
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	2,050	1,808
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	11,195	11,889
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,830	2,923
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	1,255	1,329
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	2,000	2,109
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	5,900	6,095
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	3,750	3,657
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	4,000	3,016
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	1,800	1,357
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	1,000	740
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2052	1,500	1,362
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	5,200	5,686
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2043	5,875	6,346
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2050	2,415	2,505
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	505	513
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	1,340	1,410
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2040	925	971
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	3,065	3,209
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	5,000	4,310
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	10,320	9,973
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	2,500	2,384
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	5,245	4,945
[4]	Freddie Mac Pool	3.310%	1/1/2028	1,000	986
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	4,930	5,027
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	4,780	4,968
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2036	2,015	2,256
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2038	1,125	1,240
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2040	1,200	1,309
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2041	875	946
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2042	1,350	1,448
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2046	1,000	1,038
	Geneva Development Corp. College & University Revenue	5.250%	2/1/2051	2,240	2,313
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2056	2,310	2,315
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/2042	500	506
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2029	400	421
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2030	200	213
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2032	250	269
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/2034	350	363
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2035	670	738
3

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2036	705	774
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	4.000%	2/1/2039	1,800	1,753
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2045	670	692
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2046	1,550	1,583
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.250%	10/1/2051	2,775	2,843
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2056	4,260	4,208
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2039	460	459
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2040	1,430	1,414
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2041	555	545
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2027	1,740	1,767
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	1,365	1,365
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2030	1,340	1,363
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2031	600	610
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2032	370	375
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2034	810	820
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2037	1,890	1,908
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2038	435	439
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2038	870	885
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2039	1,350	1,361
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	19,950	20,157
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	1,275	1,222
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	3,000	3,024
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	4,000	2,789
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/2042	1,000	836
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/2047	1,875	1,420
	Kings Park Central School District GO	2.400%	7/15/2029	1,495	1,442
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2027	15,905	15,408
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,285	2,376
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,150	2,232
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	2,315	2,372
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	2,150	2,229
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2039	750	764
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	5,000	5,176
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2040	4,250	3,721
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	4,000	4,488
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	7,500	7,653
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	3,225	3,508
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	4,000	4,434
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	2,795	2,925
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2050	9,650	10,149
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	6,540	6,760
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2054	990	1,047
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	14,415	14,347
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	3,895	3,946
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	6,035	6,038
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	3,820	3,811
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	4,350	4,291
[5]	Long Island Power Authority Electric Power & Light Revenue VRDO	1.550%	6/3/2026	47,000	47,000
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2032	75	77
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.125%	11/15/2033	1,045	1,017
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	10,100	10,169
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.500%	11/15/2034	1,000	990
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2034	1,055	1,065
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2036	2,930	2,957
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.000%	11/15/2039	600	505
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	15,940	16,135
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	910	927
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	1,000	1,091
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	1,165	1,260
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	520	562
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	700	750
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	850	892
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2046	1,000	956
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	6,025	6,298
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	1,300	1,185
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,410	2,495
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	9,490	9,796
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	15,940	14,369
4

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	1,735	1,575
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	7,695	8,092
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	11,095	9,724
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	1,210	987
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	2,240	2,146
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,650	1,720
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	6,695	6,022
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	500	403
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	5,500	5,588
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	500	386
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	5,000	5,043
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	3,760	4,262
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	2,870	3,279
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	4,015	3,650
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	2,500	2,824
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	2,910	2,638
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	3,665	4,047
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5,000	5,577
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2038	1,640	1,388
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	1,250	1,372
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	2,270	2,469
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	1,685	1,470
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	1,930	2,091
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	2,000	2,184
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,900	2,772
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,755	2,668
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	1,575	1,693
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	2,000	2,164
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	2,530	2,480
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,800	1,728
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	5,000	5,181
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	7,000	6,587
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	8,270	7,857
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	1,000	949
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	10,500	10,826
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,840	1,951
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,725	2,535
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	3,745	3,484
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	1,000	946
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	1,330	1,219
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	2,400	2,200
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,000	4,641
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	5,000	5,148
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	5,675	6,069
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	1,285	1,143
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	8,360	7,660
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	1,480	1,327
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	2,600	2,296
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	9,710	10,111
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	4,790	4,178
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2053	680	586
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2054	1,000	875
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	6,125	6,336
[2]	Metropolitan Transportation Authority Transit Revenue (Housing Finance Program)	4.000%	11/15/2049	2,025	1,818
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	2,775	2,973
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.690%	6/4/2026	6,000	6,000
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	2.800%	6/1/2026	5,000	5,000
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	6/1/2026	11,400	11,400
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	6/1/2026	6,200	6,200
	Monroe County Industrial Development Corp. College & University Revenue	5.000%	10/1/2031	925	939
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/2044	11,458	11,664
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,042
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,042
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College of Rochester Project)	5.000%	10/1/2032	860	872
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College of Rochester Project)	4.000%	10/1/2047	1,205	1,007
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2043	1,810	1,928
5

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.250%	6/1/2049	1,275	1,337
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2036	1,000	1,018
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	17,760	16,024
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	190	192
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2029	100	106
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2030	100	107
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2032	535	566
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2034	1,000	1,048
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2036	2,800	2,757
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2037	3,880	3,348
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2040	6,430	5,281
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	10,575	9,212
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/2032	100	100
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/2033	300	290
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/2035	100	96
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,507
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,690	1,698
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,565	1,572
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,750	1,756
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,003
[2,3]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	1.770%	6/4/2026	9,330	9,330
	Nassau County NY GO	5.000%	4/1/2041	1,500	1,637
	Nassau County NY GO	5.000%	4/1/2042	1,500	1,628
	Nassau County NY GO	5.000%	4/1/2043	1,220	1,317
	Nassau County NY GO	4.000%	4/1/2051	2,000	1,851
	Nassau County NY GO	4.000%	4/1/2054	5,000	4,576
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2041	2,245	2,349
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2036	3,100	3,245
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2037	2,850	2,975
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2040	1,960	2,174
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	1,555	1,714
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	1,215	1,331
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/2045	1,500	1,216
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/2028	1,720	1,710
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/2028	2,710	2,700
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/2029	2,950	2,950
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/2029	1,415	1,415
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/2030	1,110	1,110
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/2030	1,695	1,696
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2030	3,000	3,001
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/2031	500	448
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/2031	1,125	1,125
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2031	940	920
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/2031	1,435	1,404
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/2032	1,700	1,499
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/2033	545	545
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/2034	760	725
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/2035	750	627
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2036	2,000	1,661
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2036	4,510	3,800
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/2037	2,100	1,877
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/2038	1,185	1,212
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2039	1,090	910
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2039	3,920	3,589
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/2040	1,200	964
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/2040	3,640	2,926
6

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/2040	2,045	2,119
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	500	377
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	7,000	5,273
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.350%	11/1/2041	2,330	2,337
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.450%	8/1/2043	1,000	1,008
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2044	12,245	10,148
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.350%	11/1/2044	2,000	1,986
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/2045	890	639
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	9,000	6,591
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2045	1,700	1,763
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.050%	11/1/2045	250	261
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2046	2,000	1,382
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/2046	4,000	2,889
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/2047	3,260	2,556
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	7,425	6,640
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/2049	3,210	2,793
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2049	3,365	3,080
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2050	3,800	3,065
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/2050	4,300	2,992
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/2050	3,625	2,627
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/2051	5,000	3,514
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/2051	1,000	704
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/2051	11,900	9,021
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/2051	1,000	655
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/2051	7,085	7,139
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/2052	1,000	805
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/2054	5,100	3,759
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/2054	5,465	4,602
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2055	1,500	987
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2055	4,070	2,895
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	11/1/2055	750	764
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/2056	1,080	727
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	5/1/2056	5,000	5,025
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/2056	2,000	1,285
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2059	10,870	8,302
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/2060	2,500	1,618
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/2061	2,000	1,199
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	2,990	3,039
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	6,250	6,252
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	2,000	2,015
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	10,710	10,782
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	5,800	5,865
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	3,605	3,652
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	8,595	8,598
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	1,290	1,296
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	1,965	1,972
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	4,305	4,359
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	2,480	2,523
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	2,415	2,321
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	12,685	12,736
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2030	1,310	1,307
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	1,545	1,535
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	3,515	3,493
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.400%	6/3/2026	6,550	6,550
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	450	450
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.300%	6/4/2026	5,960	5,960
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	2,200	2,200
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/4/2026	1,450	1,450
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/4/2026	700	700
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2033	6,160	6,033
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2034	3,255	3,163
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2035	1,705	1,643
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2036	3,000	2,863
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	5,585	5,232
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	3,640	2,804
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2039	5,045	4,587
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	3,665	3,283
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	9,855	7,777
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	750	806
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	1,840	1,905
7

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2032	2,780	2,866
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	590	476
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	4,000	3,651
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	2,565	2,308
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	3,035	2,911
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	7,750	7,216
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	10,995	8,197
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	19,243	14,014
[2]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/2029	625	596
[2]	New York City Industrial Development Agency Recreational Revenue	0.000%	3/1/2030	780	689
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2034	5,285	3,980
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2035	4,450	3,200
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2040	595	329
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2041	660	343
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2047	270	97
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.750%	6/1/2026	1,120	1,120
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.750%	6/1/2026	1,000	1,000
[3]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.870%	6/1/2026	5,165	5,165
[3]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.000%	6/1/2026	4,245	4,245
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	6,000	6,988
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	2,000	2,329
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	3,055	3,093
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	2,250	2,576
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,175	1,373
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	3,700	4,197
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	5,560	6,382
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	1,675	1,963
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	5,500	5,769
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,900	4,112
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	1,100	1,152
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,500	3,665
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	4,000	3,730
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	1,375	1,487
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	6,535	5,415
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	3,400	3,597
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	3,005	3,285
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	11,620	11,075
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	780	798
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	2,920	3,092
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	1,700	1,810
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	6,705	7,197
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	14,410	12,208
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	2,120	1,815
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	2,000	2,097
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	1,000	911
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	500	456
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,200	890
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,125	834
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	2,250	2,066
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	5,000	5,218
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	2,000	1,475
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	25,185	22,736
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	14,000	14,489
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	2,215	2,328
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	12,760	13,367
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	4,040	4,253
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	7,250	6,561
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2054	2,750	2,575
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	7,335	7,679
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	10,000	10,495
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	23,040	23,815
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	18,000	18,979
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	15,000	15,852
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	7,000	7,237
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	14,500	15,340
	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	11,670	12,638
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.700%	6/1/2026	300	300
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.750%	6/1/2026	3,710	3,710
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.750%	6/1/2026	1,800	1,800
8

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	6/1/2026	9,695	9,695
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	6/1/2026	1,000	1,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	6/1/2026	900	900
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	6/1/2026	5,600	5,600
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	6/1/2026	1,000	1,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.950%	6/1/2026	200	200
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.570%	6/4/2026	4,900	4,900
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.600%	6/4/2026	14,230	14,230
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	2,820	2,950
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	5,000	5,094
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	4,000	4,144
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2038	2,500	2,280
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2046	750	704
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2047	1,840	1,415
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	1,910	1,995
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	2,500	2,607
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,000	3,122
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	5,000	5,203
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	8,000	8,288
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	575	596
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2038	3,000	3,104
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	17,795	18,389
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	19,985	20,652
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	12,205	12,536
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	7,510	6,390
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	725	633
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	2,945	3,307
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	1,830	2,041
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	1,805	2,000
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	2,330	2,582
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	2,100	2,235
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,805	1,939
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	2,365	2,540
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	1,315	1,424
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	490	535
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	4,385	4,850
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,000	1,112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,370	1,532
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,500	6,215
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,000	5,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	1,525	1,729
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	2,750	2,857
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	2,010	2,071
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,320	1,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	2,500	2,565
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	4,000	4,409
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	2,750	3,155
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	9,495	9,943
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	2,310	2,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	6,015	5,536
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	690	704
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	1,000	1,023
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,520	1,693
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	4,810	5,388
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,800	2,046
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	490	432
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	1,090	1,112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,091
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	1,870	2,074
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	4,255	4,766
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	3,000	3,041
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	465	473
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	2,000	2,224
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	2,500	2,818
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,500	2,761
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	3,000	3,099
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,750	3,084
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	2,320	2,332
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,207
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	17,290	17,793
9

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	1,415	1,530
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	10,110	10,437
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	2,275	2,283
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	535	584
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	1,635	1,817
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	3,325	3,569
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	1,215	1,340
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,770	1,905
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,630	2,871
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,000	1,091
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	5,000	4,363
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	10,715	10,889
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	1,890	2,089
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	2,065	2,268
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	1,760	1,892
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	2,520	2,740
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	3,050	3,343
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	3,500	3,794
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	5,000	5,438
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	2,165	2,361
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	1,695	1,812
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,125	2,305
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,600	2,830
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	4,000	4,374
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	805	832
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	4,090	4,483
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	540	566
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	3,445	3,734
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,800	3,030
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	3,645	3,958
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	4,000	4,356
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	2,465	2,651
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	2,040	1,961
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	4,765	4,580
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	2,885	2,773
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	2,400	2,307
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	2,120	2,283
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	1,720	1,857
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2045	3,900	4,228
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	3,475	3,699
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	5,855	4,642
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	7,000	6,597
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	2,000	1,901
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	1,240	1,311
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,515	2,674
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	2,000	2,083
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	1,855	1,977
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	1,750	1,870
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	1,660	1,713
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	1,325	1,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	1,695	1,794
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	6,810	7,247
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,200	917
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,760	4,437
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	3,800	4,033
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2049	2,235	2,388
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2050	7,290	7,895
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	9,290	10,045
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2050	3,515	3,748
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,735	1,568
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	6,190	5,594
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	3,840	3,517
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	10,000	9,056
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2051	1,900	2,020
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2052	5,000	5,273
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	6,425	6,769
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2053	9,250	9,545
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	8,255	7,376
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	5,000	5,353
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2054	6,325	6,824
10

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	5,000	5,243
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	14,000	14,710
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2055	6,500	6,843
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.850%	6/1/2026	2,815	2,815
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.800%	6/1/2026	17,700	17,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.800%	6/1/2026	6,900	6,900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	3,260	3,260
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	4,430	4,430
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	4,380	4,380
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	4,960	4,960
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	14,850	14,850
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	11,980	11,980
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.550%	6/4/2026	12,305	12,305
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.550%	6/4/2026	2,600	2,600
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2029	350	374
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2030	2,920	3,177
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2031	1,020	1,095
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2032	1,275	1,421
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	490	519
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	1,785	2,023
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2037	2,255	2,376
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2038	2,070	2,177
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2039	605	635
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	6,690	6,694
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2041	6,000	3,128
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2044	11,075	4,823
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	6,365	1,875
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/2035	4,825	4,896
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/2041	585	585
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/2042	405	404
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	40,000	41,362
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	13,000	10,920
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	8,000	6,006
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	3,600	2,658
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	6,160	4,797
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	6,610	6,616
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/2037	8,306	9,704
[8]	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	15,325	14,776
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	13,025	12,317
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	11,280	10,618
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	3,175	2,350
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,170	975
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,120	943
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,205	1,014
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	14,000	11,211
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	1,000	887
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/2034	4,000	3,471
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/2035	3,750	3,239
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	5,040	4,339
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	10,900	8,689
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	1,000	805
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	17,025	12,682
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	3,180	2,400
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	3,780	2,853
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	18,710	13,618
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	8,335	6,149
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	500	370
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/2035	2,500	2,846
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.650%	10/1/2034	750	682
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	275	231
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	1,500	1,261
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/2038	1,295	1,242
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.100%	10/1/2040	2,300	2,309
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/2041	1,250	997
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/2043	3,150	2,959
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2043	1,500	1,515
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/2043	3,000	3,052
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/2044	1,350	1,113
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/2044	5,000	5,003
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/2045	5,000	3,649
11

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/2045	2,055	2,028
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.550%	10/1/2045	2,500	2,486
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/2047	3,490	2,611
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/2048	5,440	4,831
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	875	905
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	4,090	4,018
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	5,590	5,529
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.000%	10/1/2055	2,245	2,473
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.250%	10/1/2056	1,130	1,263
New York NY GO	5.000%	8/1/2028	2,260	2,377
New York NY GO	5.000%	8/1/2028	5,000	5,259
New York NY GO	5.000%	8/1/2029	5,195	5,385
New York NY GO	5.000%	8/1/2029	3,000	3,209
New York NY GO	5.000%	8/1/2029	3,400	3,637
New York NY GO	5.000%	8/1/2029	1,000	1,070
New York NY GO	5.000%	12/1/2029	1,360	1,434
New York NY GO	5.000%	8/1/2030	4,000	4,142
New York NY GO	5.000%	4/1/2031	1,155	1,267
New York NY GO	5.000%	8/1/2031	1,440	1,489
New York NY GO	5.000%	8/1/2031	3,000	3,242
New York NY GO	5.000%	8/1/2031	4,000	4,407
New York NY GO	5.000%	1/1/2032	2,000	2,101
New York NY GO	5.000%	4/1/2032	1,895	2,103
New York NY GO	5.000%	8/1/2032	1,250	1,314
New York NY GO	5.000%	8/1/2032	3,735	3,858
New York NY GO	5.000%	12/1/2032	1,240	1,300
New York NY GO	3.250%	3/1/2033	3,000	3,000
New York NY GO	5.000%	3/1/2033	3,135	3,504
New York NY GO	5.000%	4/1/2033	2,140	2,394
New York NY GO	5.000%	8/1/2033	1,000	1,049
New York NY GO	5.000%	8/1/2033	5,000	5,610
New York NY GO	5.000%	8/1/2033	3,325	3,730
New York NY GO	5.000%	8/1/2033	6,000	6,731
New York NY GO	5.000%	2/1/2034	5,000	5,658
New York NY GO	5.000%	8/1/2034	2,260	2,367
New York NY GO	5.000%	8/1/2034	8,135	9,242
New York NY GO	3.000%	3/1/2035	3,145	3,022
New York NY GO	4.000%	8/1/2035	1,830	1,869
New York NY GO	5.000%	8/1/2035	2,000	2,135
New York NY GO	4.000%	10/1/2035	2,085	2,118
New York NY GO	5.000%	2/1/2036	2,380	2,690
New York NY GO	4.000%	3/1/2036	1,500	1,524
New York NY GO	4.000%	4/1/2036	4,950	5,038
New York NY GO	3.000%	8/1/2036	760	715
New York NY GO	4.000%	8/1/2036	1,385	1,407
New York NY GO	5.000%	8/1/2036	4,500	5,015
New York NY GO	5.000%	10/1/2036	5,000	5,103
New York NY GO	5.000%	10/1/2036	2,590	2,723
New York NY GO	5.000%	2/1/2037	6,000	6,732
New York NY GO	5.000%	2/1/2037	1,615	1,830
New York NY GO	5.000%	3/1/2037	7,500	7,701
New York NY GO	5.000%	3/1/2037	1,560	1,724
New York NY GO	5.000%	4/1/2037	3,575	3,676
New York NY GO	4.000%	8/1/2037	8,180	8,252
New York NY GO	4.000%	8/1/2037	2,500	2,527
New York NY GO	5.000%	8/1/2037	5,705	6,350
New York NY GO	5.000%	12/1/2037	735	741
New York NY GO	5.000%	2/1/2038	5,115	5,710
New York NY GO	5.000%	2/1/2038	1,195	1,347
New York NY GO	4.000%	3/1/2038	5,240	5,271
New York NY GO	5.000%	3/1/2038	7,500	7,691
New York NY GO	5.000%	3/1/2038	2,000	2,104
New York NY GO	5.000%	4/1/2038	1,000	1,027
New York NY GO	4.000%	8/1/2038	2,760	2,774
New York NY GO	5.000%	8/1/2038	2,710	2,863
New York NY GO	5.000%	10/1/2038	2,910	3,044
New York NY GO	5.000%	2/1/2039	1,610	1,804
New York NY GO	5.000%	3/1/2039	6,360	6,512
New York NY GO	5.000%	3/1/2039	3,000	3,148
New York NY GO	4.000%	8/1/2039	2,865	2,866
12

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	10/1/2039	2,220	2,317
New York NY GO	5.250%	10/1/2039	1,000	1,093
New York NY GO	5.000%	12/1/2039	3,485	3,597
New York NY GO	5.250%	5/1/2040	2,500	2,714
New York NY GO	4.000%	8/1/2040	5,000	4,976
New York NY GO	4.000%	8/1/2040	150	149
New York NY GO	4.000%	8/1/2040	9,400	9,365
New York NY GO	5.000%	8/1/2040	1,500	1,627
New York NY GO	5.000%	2/1/2041	3,000	3,283
New York NY GO	3.000%	3/1/2041	11,545	9,790
New York NY GO	5.000%	3/1/2041	1,345	1,373
New York NY GO	4.000%	8/1/2041	1,170	1,159
New York NY GO	4.000%	8/1/2041	1,825	1,808
New York NY GO	5.000%	8/1/2041	1,000	1,076
New York NY GO	5.000%	8/1/2041	3,290	3,412
New York NY GO	3.000%	10/1/2041	3,100	2,633
New York NY GO	5.000%	10/1/2041	2,100	2,301
New York NY GO	5.250%	10/1/2041	1,070	1,162
New York NY GO	5.000%	12/1/2041	5,950	6,125
New York NY GO	5.000%	3/1/2042	5,000	5,258
New York NY GO	4.000%	4/1/2042	8,000	7,852
New York NY GO	5.250%	5/1/2042	2,500	2,690
New York NY GO	5.000%	8/1/2042	1,000	1,071
New York NY GO	5.000%	8/1/2042	1,740	1,900
New York NY GO	5.250%	9/1/2042	6,240	6,739
New York NY GO	5.000%	10/1/2042	8,350	8,649
New York NY GO	5.000%	10/1/2042	3,040	3,312
New York NY GO	5.250%	10/1/2042	2,250	2,425
New York NY GO	5.000%	3/1/2043	6,655	6,889
New York NY GO	5.000%	3/1/2043	3,180	3,331
New York NY GO	5.000%	4/1/2043	1,780	1,813
New York NY GO	5.250%	4/1/2043	11,815	12,807
New York NY GO	5.000%	8/1/2043	13,865	14,312
New York NY GO	5.000%	8/1/2043	20,690	21,499
New York NY GO	5.000%	8/1/2043	1,000	1,069
New York NY GO	5.000%	8/1/2043	1,700	1,848
New York NY GO	5.000%	9/1/2043	3,620	3,896
New York NY GO	5.000%	10/1/2043	11,005	11,375
New York NY GO	5.000%	10/1/2043	5,000	5,422
New York NY GO	5.250%	10/1/2043	1,000	1,074
New York NY GO	5.000%	2/1/2044	2,835	3,049
New York NY GO	5.000%	2/1/2044	1,000	1,082
New York NY GO	5.000%	3/1/2044	4,785	4,861
New York NY GO	5.000%	4/1/2044	1,725	1,839
New York NY GO	5.250%	4/1/2044	5,825	6,275
New York NY GO	5.500%	5/1/2044	2,250	2,435
New York NY GO	5.000%	8/1/2044	7,590	8,064
New York NY GO	5.000%	8/1/2044	3,600	3,884
New York NY GO	5.000%	10/1/2044	3,100	3,337
New York NY GO	5.000%	12/1/2044	4,465	4,565
New York NY GO	5.250%	2/1/2045	2,930	3,194
New York NY GO	3.000%	3/1/2045	4,880	3,904
New York NY GO	5.000%	3/1/2045	3,000	3,175
New York NY GO	4.000%	4/1/2045	5,040	4,776
New York NY GO	4.000%	4/1/2045	5,000	4,738
New York NY GO	5.500%	5/1/2045	6,985	7,508
New York NY GO	5.000%	8/1/2045	5,000	5,273
New York NY GO	5.000%	8/1/2045	1,500	1,596
New York NY GO	5.000%	8/1/2045	1,795	1,921
New York NY GO	5.250%	9/1/2045	5,000	5,413
New York NY GO	5.250%	2/1/2046	6,260	6,770
New York NY GO	5.500%	5/1/2046	4,000	4,271
New York NY GO	5.000%	8/1/2046	2,500	2,606
New York NY GO	4.000%	9/1/2046	14,045	13,165
New York NY GO	5.250%	2/1/2047	1,000	1,074
New York NY GO	4.000%	3/1/2047	3,580	3,290
New York NY GO	5.250%	3/1/2047	1,000	1,059
New York NY GO	5.250%	4/1/2047	12,840	13,521
New York NY GO	5.000%	8/1/2047	4,375	4,490
New York NY GO	5.000%	8/1/2047	6,000	6,229
13

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2047	5,000	5,224
	New York NY GO	5.250%	10/1/2047	15,735	16,517
	New York NY GO	5.250%	2/1/2048	5,000	5,313
	New York NY GO	5.250%	3/1/2048	3,000	3,163
	New York NY GO	5.500%	4/1/2048	5,000	5,360
	New York NY GO	5.000%	8/1/2048	5,000	5,163
	New York NY GO	5.000%	9/1/2048	6,335	6,568
	New York NY GO	5.250%	3/1/2049	615	647
	New York NY GO	5.500%	4/1/2049	7,000	7,489
	New York NY GO	5.250%	2/1/2050	9,255	9,774
	New York NY GO	5.250%	2/1/2050	1,000	1,061
	New York NY GO	4.000%	3/1/2050	2,000	1,815
	New York NY GO	4.000%	4/1/2050	3,000	2,755
	New York NY GO	4.000%	8/1/2050	4,010	3,637
	New York NY GO	5.000%	8/1/2050	5,000	5,176
	New York NY GO	5.250%	9/1/2050	5,000	5,257
	New York NY GO	5.000%	8/1/2051	1,715	1,758
	New York NY GO	4.000%	9/1/2052	10,000	8,991
	New York NY GO	5.250%	2/1/2053	9,830	10,303
	New York NY GO	5.250%	2/1/2053	3,100	3,262
	New York NY GO	5.250%	3/1/2053	4,000	4,168
	New York NY GO	4.125%	8/1/2053	7,455	6,844
	New York NY GO	5.000%	8/1/2053	5,000	5,139
	New York NY GO	5.250%	8/1/2053	5,320	5,587
	New York NY GO	4.125%	3/1/2054	2,325	2,129
	New York NY GO	5.250%	4/1/2054	6,245	6,501
	New York NY GO	5.000%	8/1/2054	2,000	2,049
	New York NY GO	5.250%	10/1/2055	6,000	6,334
[5]	New York NY GO VRDO	2.750%	6/1/2026	7,000	7,000
	New York NY GO VRDO	2.750%	6/1/2026	18,735	18,735
[5]	New York NY GO VRDO	2.800%	6/1/2026	2,045	2,045
[5]	New York NY GO VRDO	2.800%	6/1/2026	3,575	3,575
	New York NY GO VRDO	2.850%	6/1/2026	5,200	5,200
[5]	New York NY GO VRDO	2.850%	6/1/2026	980	980
	New York NY GO VRDO	2.850%	6/1/2026	7,770	7,770
	New York NY GO VRDO	2.850%	6/1/2026	1,600	1,600
[5]	New York NY GO VRDO	1.500%	6/4/2026	375	375
[5]	New York NY GO VRDO	1.500%	6/4/2026	14,500	14,500
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2043	1,000	1,087
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	12,065	11,132
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	16,605	14,948
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	8,100	6,041
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	4,305	3,874
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	3,000	2,745
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2053	5,000	5,187
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2058	11,670	12,152
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	5,000	4,459
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2063	5,000	5,191
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2036	675	693
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	350	356
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	140	140
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	300	311
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	450	473
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2029	1,545	1,610
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2030	700	751
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,915	1,919
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	300	319
[9]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2030	1,040	1,091
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2030	2,200	2,316
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2031	1,410	1,519
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2031	915	995
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	3,000	3,005
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	350	375
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2032	1,945	2,114
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2032	1,395	1,535
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	6,080	6,091
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	325	351
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,604
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2033	900	999
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	1,620	1,623
14

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,145	1,260
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	900	1,006
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	790	791
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2035	1,255	1,395
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	570	578
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,945	1,948
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	495	540
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2036	1,800	1,988
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2036	200	184
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	2,000	2,021
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	3,440	3,550
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,000	1,065
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	5,000	5,827
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	3,000	3,471
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2037	1,875	2,059
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,020	1,028
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	505	507
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,555	1,576
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,550	1,564
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	6,680	6,858
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	225	237
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	1,285	1,390
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	3,655	4,226
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2038	1,900	2,074
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	405	406
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	600	603
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	2,000	2,023
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	830	875
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,610	1,733
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,035	1,131
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2038	5,000	5,644
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	14,250	14,735
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2039	1,560	1,696
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,615	1,671
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,650	1,767
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	785	823
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	2,135	2,206
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	1,015	1,061
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	760	807
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	1,870	1,991
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	4,910	5,713
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2041	500	526
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2041	1,160	1,240
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	1,545	1,545
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	2,085	2,195
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,000	1,110
[2]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,000	1,118
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2042	1,725	1,832
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2042	2,790	2,379
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	7,120	7,440
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	300	308
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,000	1,044
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,005	1,046
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	3,140	3,465
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2042	1,000	1,016
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2043	1,725	1,823
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	1,435	1,493
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	5,035	5,594
[2]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2043	1,000	1,115
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2044	1,550	1,629
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	6,825	6,471
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	1,650	1,710
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2044	1,000	1,087
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	5,000	5,449
[2]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2045	850	930
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	3,500	4,050
	New York State Dormitory Authority College & University Revenue	3.750%	7/1/2046	380	336
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	3,250	3,084
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	1,880	1,750
15

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2046	6,000	6,476
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2047	9,710	8,713
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2047	5,000	5,350
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	2,900	3,273
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2048	5,370	5,712
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	7,850	8,790
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	1,500	1,564
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	1,385	1,265
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	3,580	3,233
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	1,490	1,273
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2049	3,900	3,994
	New York State Dormitory Authority College & University Revenue	4.250%	7/1/2050	5,675	5,217
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	3,860	3,968
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	2,450	2,604
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	1,500	1,465
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	10,030	11,157
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	10,000	10,778
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	6,520	5,541
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	4,900	4,970
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	31,620	34,189
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	8,810	8,980
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,910	8,476
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	2,750	2,887
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	10,530	10,857
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2057	1,200	968
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	2,340	2,362
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	3,345	3,375
	New York State Dormitory Authority College & University Revenue VRDO	1.400%	6/3/2026	15,985	15,985
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/2035	225	230
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/2036	300	305
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/2037	325	329
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/2048	5,480	4,841
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	3,850	3,910
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,700	1,756
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,485	1,577
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	2,140	2,210
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	750	773
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	595	631
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2031	2,400	2,163
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	900	927
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	420	441
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	535
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,069
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,920	1,970
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	405	424
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	755	813
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2033	2,965	2,551
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	560	573
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	1,725	1,866
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	1,000	1,126
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,750	1,786
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	500	546
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,670	1,812
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	3,800	3,860
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,415	1,537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	5,570	5,339
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	2,760	2,685
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2037	1,820	2,024
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	1,100	1,043
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	750	728
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,073
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2038	1,350	1,306
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	750	819
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,395	1,511
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	1,150	1,142
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2039	3,700	3,567
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	1,465	1,572
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	1,000	976
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	650	558
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	500	439
16

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2040	500	548
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	1,150	1,236
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,085	1,170
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2042	500	558
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2042	2,415	2,610
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2042	600	651
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	1,455	1,560
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	500	553
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,000	1,051
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	350	384
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	11,275	10,540
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,000	4,075
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	1,500	1,357
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2047	1,575	1,637
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	5,120	3,881
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	5,000	3,836
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2050	5,000	3,691
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	12,000	10,653
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	12,225	12,297
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2050	5,000	3,506
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	5,000	4,174
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	12,000	10,876
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2052	8,125	7,438
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	7,740	6,689
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	12,500	10,951
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/2054	6,000	6,187
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	12,145	12,867
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	3,000	3,188
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	2,905	3,217
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	6/1/2026	16,750	16,750
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	1.660%	6/4/2026	4,100	4,100
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	3,000	3,420
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	5,000	5,220
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	2,500	2,514
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	3,000	3,398
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	7,065	7,360
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	10,000	10,010
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	1,000	1,120
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	3,100	2,715
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	2,600	2,591
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,500	2,680
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	2,000	2,005
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	7,020	6,972
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	1,310	1,446
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	3,595	3,889
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	5,000	5,451
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,555	1,700
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	3,000	3,297
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2044	1,750	1,694
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	5,000	4,866
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	1,405	1,506
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	3,000	3,262
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	4,810	4,631
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	3,000	3,231
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	9,685	9,159
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	23,145	24,211
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	3,500	3,597
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	3,000	3,164
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	2,000	2,132
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	12,435	11,607
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	5,000	4,669
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	5,000	5,269
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	3,000	3,178
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2047	5,000	5,396
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	4,315	3,236
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	14,125	12,986
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	5,000	4,597
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	1,360	1,006
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	10,000	10,511
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2053	15,000	15,522
17

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	11,155	12,066
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	11,005	11,379
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	5,180	5,351
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2056	7,500	7,932
[3]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.870%	6/1/2026	650	650
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5,095	5,120
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2028	10	11
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,285	1,338
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/2034	1,290	1,348
[2,7]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	1,250	1,407
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	11,635	13,176
[2,7]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	2,000	2,240
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	2,735	3,075
[2,7]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	3,000	3,346
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,000	1,085
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	2,200	2,450
[2,7]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	3,150	3,484
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	5,000	5,281
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	525	567
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	600	646
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	5,000	5,243
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	475	509
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	325	347
[2,7]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	1,330	1,441
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	5,000	5,244
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2044	325	345
[7]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2045	1,000	1,068
[7]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2046	1,960	2,075
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2049	4,665	4,311
[7]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2051	1,500	1,555
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/2052	3,435	3,123
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.000%	10/1/2034	1,125	1,147
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	4,160	4,452
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2040	1,000	1,075
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2041	1,950	2,088
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	835	891
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2043	505	538
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2044	710	741
	New York State Dormitory Authority Lease (Appropriation) Revenue (Master Boces Lease Program)	5.000%	8/15/2042	850	923
	New York State Dormitory Authority Lease (Appropriation) Revenue (Master Boces Lease Program)	5.000%	8/15/2043	760	821
	New York State Dormitory Authority Lease (Appropriation) Revenue (Municipal Health Facilities Improvement Program)	5.000%	1/15/2031	5,000	5,166
[2]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/2028	5	5
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2037	800	816
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2043	1,260	1,297
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2048	2,200	2,288
	New York State Dormitory Authority Private Schools Revenue	5.000%	7/1/2033	1,650	1,707
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	400	416
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	300	314
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	5,000	5,168
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,000	2,061
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,149
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	4,500	4,669
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5,000	5,143
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	1,250	1,296
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5,000	5,143
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	1,900	1,967
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	6,500	6,577
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	1,195	1,224
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	5,000	5,479
18

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	1,605	1,779
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	4,085	4,133
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	12,700	12,998
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	1,005	1,104
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	17,315	17,679
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	4,000	4,314
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,755	1,909
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	2,500	2,692
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	5,650	6,006
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	4,445	4,631
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	2,500	2,610
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	6,695	7,122
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	5,000	5,190
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	6,275	6,484
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	15,000	15,470
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	1,210	1,229
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,250	1,273
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,205	1,227
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,400	1,426
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/2034	10,715	10,985
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/2051	1,500	1,391
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	10,000	10,171
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	5,000	5,268
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	5,000	5,331
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2053	5,000	5,198
	New York State Housing Finance Agency Income Tax Revenue	5.000%	12/15/2044	4,950	5,164
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	420	420
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	1,245	1,248
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	345	347
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/2031	1,015	1,016
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/2033	2,340	2,343
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2034	1,250	1,137
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2036	4,145	4,241
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	11/1/2038	400	406
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2039	745	645
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/2039	1,765	1,741
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/2040	4,300	3,462
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2040	1,535	1,431
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.268%	7/1/2041	7,000	5,153
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/2042	600	617
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/2043	1,945	1,988
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2044	1,485	1,236
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/2044	1,275	1,066
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/2045	4,990	3,616
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/2046	2,545	1,843
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/2046	3,955	2,857
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2046	2,000	1,460
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	11/1/2046	470	383
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2048	2,435	2,176
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2048	1,480	1,323
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/2048	1,345	1,207
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2049	13,755	10,717
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2049	5,000	4,053
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/2049	2,560	2,287
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/2049	2,075	1,873
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/2050	1,000	687
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2051	1,230	844
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	3,790	2,647
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2052	3,395	2,506
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2054	2,895	1,837
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2054	1,500	952
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/2054	4,000	2,937
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2056	1,870	1,258
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/2056	3,840	2,629
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/2057	3,000	2,834
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2061	1,500	1,004
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	1,670	1,631
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	1,020	1,013
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	2,080	2,081
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	3,640	3,648
19

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	1,710	1,717
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	4,375	4,383
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	12,000	12,036
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	1,060	1,065
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	9,800	9,803
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	10,980	10,982
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	1,495	1,498
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	1,725	1,738
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	5,630	5,637
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	1,375	1,371
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	3,705	3,703
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	5,300	5,311
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	1,455	1,470
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	3,755	3,784
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	18,990	19,255
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.800%	6/1/2026	11,760	11,760
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.400%	6/3/2026	7,600	7,600
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.550%	6/3/2026	6,500	6,500
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.550%	6/3/2026	3,600	3,600
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	1,175	1,175
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.670%	6/3/2026	1,350	1,350
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,000	1,101
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,500	1,675
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	1,790	1,959
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,495	1,623
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	2,810	2,721
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	3,575	3,444
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,000	3,884
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	425	333
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	1,535	1,185
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2046	3,790	3,589
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	1,320	1,416
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2047	1,280	1,358
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	5,000	4,580
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2048	4,800	5,054
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	5,000	3,775
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	4,120	4,336
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	18,445	16,670
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	2,250	1,670
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	3,705	2,655
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	2,985	2,113
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	11,170	10,058
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2054	7,035	7,456
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2056	7,260	7,493
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	5,565	5,873
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	860	928
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	6,000	6,589
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2050	3,635	3,361
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	13,910	14,414
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,000	5,153
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	3,920	3,592
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	5,255	5,410
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	5,165	4,862
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	9,830	9,178
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	550	491
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2029	1,210	1,294
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	1,000	1,086
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	505	536
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2039	3,940	3,872
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	4,000	3,896
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	3,295	3,190
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	5,000	4,778
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/2052	3,805	3,196
20

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/2039	1,250	1,069
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	1,000	1,012
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	1,000	1,008
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,000	3,417
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2028	450	451
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	475	476
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2030	450	450
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	690	734
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	250	263
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2032	510	521
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	265	278
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2033	540	551
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	575	576
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	605	633
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2034	565	575
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2034	330	332
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2034	585	610
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2035	595	605
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2035	635	635
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2035	820	853
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2036	625	635
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2036	435	432
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2036	350	348
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2037	355	360
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2037	790	778
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2038	285	289
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2038	730	712
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2038	500	487
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2039	350	339
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2039	950	919
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2040	600	571
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2041	470	439
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2042	1,055	972
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2043	1,000	1,006
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2046	1,400	1,405
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2039	500	561
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2042	305	344
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2044	455	506
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	8,470	9,162
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/2031	4,085	3,890
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	8/1/2044	1,000	965
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2043	17,115	17,849
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	5,460	5,083
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2035	1,140	1,152
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2036	1,475	1,489
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2040	2,200	2,213
	Onondaga County Water Authority Water Revenue	2.500%	9/15/2051	1,510	943
	Orange County NY GO	3.000%	6/15/2034	3,535	3,485
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2036	800	926
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	3,400	3,471
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	5,110	5,855
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2038	1,800	2,053
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	2,565	2,955
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	2,345	2,470
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,000	1,120
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	1,085	1,216
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2040	1,000	1,110
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	1,000	1,115
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	3,325	3,642
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	1,075	1,190
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	1,125	1,248
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,890	3,249
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2042	800	880
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	4,000	4,356
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,000	1,100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2043	725	811
21

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	1,000	1,101
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2043	1,000	1,116
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	1,690	1,851
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	1,250	1,364
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	1,905	2,103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	1,270	1,378
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2045	1,000	1,081
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	2,130	2,328
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2046	1,750	1,877
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2047	1,460	1,568
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	6,000	6,430
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2048	1,855	1,978
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	4,000	4,213
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	3,000	3,161
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2051	1,500	1,584
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	5,000	5,239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	6,830	7,134
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	7,725	8,076
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	2,800	3,001
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	10,710	11,488
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.000%	4/1/2036	1,000	1,140
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.000%	4/1/2037	1,000	1,131
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.000%	4/1/2038	1,750	1,966
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.250%	4/1/2043	5,060	5,609
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.250%	4/1/2044	5,225	5,735
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.250%	4/1/2045	6,515	7,083
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.250%	4/1/2046	2,825	3,040
	Riverhead Industrial Development Agency Local or Guaranteed Housing Revenue	4.500%	2/1/2041	4,655	4,757
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,076
[2]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	1,250	1,391
	Rockland County NY GO	4.000%	4/1/2035	385	396
	Rockland County NY GO	4.000%	4/1/2036	410	420
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2038	610	556
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/2038	1,440	1,458
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2039	2,635	2,366
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2040	2,110	1,863
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2038	475	537
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2039	615	691
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2040	700	781
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2047	2,260	2,379
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/2052	1,000	1,029
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.000%	1/1/2040	800	868
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.000%	1/1/2045	1,000	1,051
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.250%	1/1/2050	1,100	1,151
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	3,220	3,378
[2]	Schenectady NY GO	3.000%	5/1/2031	635	631
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2029	100	103
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2030	75	78
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2030	285	295
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2032	100	103
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2032	265	274
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2033	100	103
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2033	250	257
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2034	150	154
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2034	250	256
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,507
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,000	3,012
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	720	739
22

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	120	125
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,000	1,033
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	170	176
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,040	3,092
[2]	Suffolk County NY GO	3.000%	6/15/2031	250	249
	Suffolk Regional Off-Track Betting Co. Casinos Parimutuel Betting Revenue	5.000%	12/1/2034	1,570	1,616
	Suffolk Regional Off-Track Betting Co. Casinos Parimutuel Betting Revenue	5.750%	12/1/2044	12,100	12,450
	Suffolk Regional Off-Track Betting Co. Casinos Parimutuel Betting Revenue	6.000%	12/1/2053	15,600	15,949
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,425	2,413
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,750	3,690
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,815	2,743
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,250	1,211
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,915	3,728
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2041	3,940	3,705
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	13,985	11,869
	Syosset Central School District GO	2.000%	12/15/2034	1,000	848
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	5.000%	7/1/2029	300	300
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2042	550	532
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2036	2,500	1,714
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2039	1,500	885
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	5,300	5,637
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	5,000	5,328
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	2,705	2,439
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,742
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	5,500	4,620
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	3,510	2,855
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	235	190
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	5,000	5,234
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,175	1,275
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,410	1,462
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	2,110	2,310
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	5,960	6,050
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	11,130	11,385
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,000	1,078
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,325	1,419
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,105	1,212
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,000	5,132
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,985	6,184
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	1,000	1,071
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	3,000	3,259
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	2,000	2,188
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	2,500	2,735
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,420	3,502
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,500	3,731
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,000	3,220
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,000	3,245
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	1,400	1,524
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	1,215	1,323
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	3,000	3,205
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	3,000	3,222
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	1,255	1,356
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	1,155	1,248
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	660	705
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	1,335	1,426
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	1,425	1,507
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2047	1,645	1,781
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	3,560	2,695
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2048	455	420
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	8,425	8,741
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	1,800	1,883
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2048	1,430	1,537
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2050	8,990	9,551
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	5,685	6,037
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	1,600	1,444
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	4,785	5,163
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	6,870	6,140
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	8,160	7,293
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2054	4,640	4,917
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	3,980	4,195
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2056	4,300	4,653
23

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	17,260	18,282
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	8,700	9,153
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/2033	5,000	3,993
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2037	2,445	2,511
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	1,880	2,110
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	2,600	2,908
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	2,235	2,447
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2041	1,500	1,671
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	3,000	3,229
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	9,535	10,526
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	3,925	4,203
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	6,000	6,651
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	1,500	1,647
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2044	4,100	4,485
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	1,555	1,682
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	4,070	4,377
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	2,405	2,254
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	2,520	2,362
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	1,410	1,462
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2046	2,010	2,148
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	1,500	1,597
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2047	3,155	3,335
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	5,000	5,389
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2048	2,885	3,026
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	2,500	1,566
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	6,000	4,486
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	12,760	11,530
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	10,000	9,265
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	14,305	14,957
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	2,795	2,556
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	6,000	6,283
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	15,065	15,932
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2056	10,020	8,913
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2056	7,000	7,219
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	30,360	32,617
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	6,425	6,266
[2,3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.000%	6/1/2026	8,000	8,000
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.000%	6/1/2026	2,630	2,630
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.030%	6/1/2026	21,875	21,875
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2046	3,795	4,018
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	11,640	10,883
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	4,810	5,018
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	1,095	987
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	2,000	2,090
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	5,000	4,593
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2054	3,500	3,152
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	2,000	2,064
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	5,000	4,451
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	2,000	2,083
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	10,000	9,457
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	4,805	4,993
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	5,085	5,305
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	2,000	2,067
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	5,000	4,473
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	19,545	20,323
[5]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	1.550%	6/4/2026	4,300	4,300
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2035	1,000	1,113
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2036	600	668
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2038	750	825
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2041	1,850	2,005
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2042	1,150	1,241
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	1,000	1,025
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	150	154
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2028	1,000	1,041
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2028	275	286
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2030	470	485
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2031	235	241
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2032	365	372
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2033	100	102
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2034	810	821
24

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2034	1,200	1,271
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2035	585	591
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2036	1,520	1,530
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	4,725	4,611
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,880	5,992
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	5,015	5,109
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	7,285	7,416
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,865	2,910
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	6,500	6,596
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2034	16,000	16,220
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	4,965	5,029
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2036	2,900	2,934
[3]	Tuxedo Farms Local Development Corp. Intergovernmental Agreement Revenue (Tuxedo Farms Project)	6.550%	11/1/2047	6,500	6,717
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	975	977
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	1,000	1,114
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	3,000	3,448
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	4,280	4,811
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	1,000	1,143
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2042	2,000	2,229
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2043	2,275	2,517
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2043	3,000	3,368
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2044	3,145	3,448
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	1,880	2,042
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	1,040	1,143
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2046	1,255	1,365
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2047	2,000	2,154
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2053	2,000	2,093
	Webster Central NY School District GO	2.000%	6/15/2033	1,180	1,045
	Webster Central NY School District GO	2.000%	6/15/2034	1,265	1,093
	Westbury Union Free School District GO	2.000%	12/15/2031	3,600	3,254
	Westbury Union Free School District GO	2.000%	12/15/2032	3,670	3,252
	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue PUT	4.300%	5/1/2041	4,899	4,867
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	640	641
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	490	499
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,410	1,403
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	445	459
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,450	1,451
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	516
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	2,150	2,151
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	200	205
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	12,315	10,804
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,065	1,032
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/2048	2,420	2,608
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/2049	4,170	4,483
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	3,160	3,307
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	2,250	2,494
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	2,500	2,082
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	6,500	5,879
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/2035	4,935	5,365
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/2038	4,650	4,982
[3]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2045	535	556
[3]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.375%	12/1/2055	430	445
[3]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.500%	12/1/2065	1,905	1,974
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2028	550	555
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2037	1,250	1,254
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2042	2,715	2,717
	Westchester County NY GO	2.000%	10/15/2034	2,685	2,315
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/2030	195	195
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	4,628	4,498
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,500	2,547
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/2039	845	780
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/2046	3,500	3,324
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/2051	2,135	1,943
	White Plains City School District GO	2.375%	5/15/2031	3,865	3,606
	White Plains City School District GO	2.500%	5/15/2032	1,070	991
25

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	4.000%	10/15/2029	490	486
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/2039	1,055	1,055
[2]	Yonkers NY GO	5.000%	2/1/2040	700	774
[2]	Yonkers NY GO	5.000%	2/1/2040	300	332
[2]	Yonkers NY GO	5.000%	2/1/2041	500	549
[2]	Yonkers NY GO	5.000%	2/1/2041	375	412
[2]	Yonkers NY GO	5.000%	2/1/2042	410	447
[2]	Yonkers NY GO	5.000%	2/1/2043	570	616
[2]	Yonkers NY GO	5.000%	2/1/2044	500	537
					5,918,096
American Samoa (0.0%)
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	232
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	283
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	250	263
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2034	335	353
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2035	415	438
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
					1,670
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	140	154
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	100	109
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	185	201
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	170	187
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	4,005	4,169
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	400	436
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	235	257
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	240	238
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	225	246
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	5,980	6,091
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	391
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	110	114
					12,593
Puerto Rico (0.9%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	3,373	3,426
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	8,546	8,981
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	6,667	7,217
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	4,360	3,177
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	7,107	7,117
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	4,360	4,345
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	1,548	1,528
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,790	1,870
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,320	1,385
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	250	262
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	3,110	3,279
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	550	570
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	415	432
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	260
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	140	147
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	2,477	2,394
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,511	1,370
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,973	2,499
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	80	67
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	1,526	1,186
					51,512
Virgin Islands (0.0%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	1,000	1,108
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,930	2,139
					3,247
Total Tax-Exempt Municipal Bonds (Cost $6,029,774)					5,987,118
26

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	7,861	5,424
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	3,024	2,125
Total Taxable Municipal Bonds (Cost $6,685)				7,549
Total Investments (100.0%) (Cost $6,036,459)				5,994,667
Other Assets and Liabilities—Net (0.0%)				(2,678)
Net Assets (100%)				5,991,989
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $178,378, representing 3.0% of net assets.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
8	Securities with a value of $2,089 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	272	56,185	116
5-Year U.S. Treasury Note	September 2026	353	37,845	187
Ultra 10-Year U.S. Treasury Note	September 2026	382	42,814	176
				479

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2026	(79)	(9,038)	(23)
				456
27

New York Long-Term Tax-Exempt Fund

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
6/9/2026	MSBNA	10,000	Buy	10-Year MMD AAA General Obligation Scale	3.710%	684	684	—
6/29/2026	RBC	1,000	Buy	10-Year MMD AAA General Obligation Scale	3.380%	34	34	—
7/29/2026	RBC	5,000	Buy	30-Year MMD AAA General Obligation Scale	4.830%	435	435	—
8/20/2026	RBC	2,970	Buy	5-Year MMD AAA General Obligation Scale	2.790%	11	11	—
8/20/2026	MSBNA	1,660	Buy	5-Year MMD AAA General Obligation Scale	2.840%	10	10	—
9/10/2026	MSBNA	10,000	Buy	10-Year MMD AAA General Obligation Scale	3.220%	98	98	—
9/10/2026	JPMC	5,500	Buy	10-Year MMD AAA General Obligation Scale	3.190%	37	37	—
9/11/2026	JPMC	20,000	Buy	5-Year MMD AAA General Obligation Scale	2.680%	(59)	—	(59)
9/25/2026	JPMC	2,490	Buy	10-Year MMD AAA General Obligation Scale	3.360%	55	55	—
9/28/2026	JPMC	1,245	Buy	10-Year MMD AAA General Obligation Scale	3.400%	32	32	—
9/28/2026	RBC	250	Buy	10-Year MMD AAA General Obligation Scale	3.500%	9	9	—
9/30/2026	JPMC	500	Buy	10-Year MMD AAA General Obligation Scale	3.450%	15	15	—
						1,361	1,420	(59)
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $934 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
28

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $6,036,459)	5,994,667
Investment in Vanguard	131
Cash	37
Receivables for Investment Securities Sold	1,935
Receivables for Accrued Income	62,135
Receivables for Capital Shares Issued	6,714
Variation Margin Receivable—Futures Contracts	43
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,420
Other Assets	99
Total Assets	6,067,181
Liabilities
Payables for Investment Securities Purchased	65,566
Payables for Capital Shares Redeemed	4,683
Payables for Distributions	4,637
Payables to Vanguard	247
Unrealized Depreciation—Over-the-Counter Swap Contracts	59
Total Liabilities	75,192
Net Assets	5,991,989
At May 31, 2026, net assets consisted of:

Paid-in Capital	6,233,529
Total Distributable Earnings (Loss)	(241,540)
Net Assets	5,991,989

Investor Shares—Net Assets
Applicable to 56,961,888 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	620,245
Net Asset Value Per Share—Investor Shares	$10.89

Admiral™ Shares—Net Assets
Applicable to 493,328,812 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,371,744
Net Asset Value Per Share—Admiral Shares	$10.89

See accompanying Notes, which are an integral part of the Financial Statements.
29

New York Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest	112,985
Total Income	112,985
Expenses
The Vanguard Group—Note C
Investment Advisory Services	379
Management and Administrative—Investor Shares	347
Management and Administrative—Admiral Shares	1,825
Marketing and Distribution—Investor Shares	26
Marketing and Distribution—Admiral Shares	136
Custodian Fees	7
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	15
Trustees’ Fees and Expenses	2
Other Expenses	5
Total Expenses	2,749
Expenses Paid Indirectly	(3)
Net Expenses	2,746
Net Investment Income	110,239
Realized Net Gain (Loss)
Investment Securities Sold	12,619
Futures Contracts	(1,518)
Swap Contracts	1,207
Realized Net Gain (Loss)	12,308
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,174)
Futures Contracts	401
Swap Contracts	(1,254)
Change in Unrealized Appreciation (Depreciation)	(8,027)
Net Increase (Decrease) in Net Assets Resulting from Operations	114,520

See accompanying Notes, which are an integral part of the Financial Statements.
30

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	110,239	193,823
Realized Net Gain (Loss)	12,308	(42,295)
Change in Unrealized Appreciation (Depreciation)	(8,027)	(34,174)
Net Increase (Decrease) in Net Assets Resulting from Operations	114,520	117,354
Distributions
Investor Shares	(11,153)	(18,627)
Admiral Shares	(97,183)	(171,513)
Total Distributions	(108,336)	(190,140)
Capital Share Transactions
Investor Shares	62,460	42,655
Admiral Shares	304,797	500,162
Net Increase (Decrease) from Capital Share Transactions	367,257	542,817
Total Increase (Decrease)	373,441	470,031
Net Assets
Beginning of Period	5,618,548	5,148,517
End of Period	5,991,989	5,618,548

See accompanying Notes, which are an integral part of the Financial Statements.
31

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.88	$11.05	$10.70	$10.52	$12.21	$12.20
Investment Operations
Net Investment Income[1]	.205	.392	.372	.344	.297	.295
Net Realized and Unrealized Gain (Loss) on Investments	.006	(.178)	.342	.174	(1.600)	.108
Total from Investment Operations	.211	.214	.714	.518	(1.303)	.403
Distributions
Dividends from Net Investment Income	(.201)	(.384)	(.364)	(.338)	(.296)	(.295)
Distributions from Realized Capital Gains	—	—	—	—	(.091)	(.098)
Total Distributions	(.201)	(.384)	(.364)	(.338)	(.387)	(.393)
Net Asset Value, End of Period	$10.89	$10.88	$11.05	$10.70	$10.52	$12.21
Total Return[2]	1.96%	2.07%	6.77%	5.01%	-10.80%	3.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$620	$557	$522	$447	$406	$546
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.78%	3.67%	3.41%	3.25%	2.70%	2.41%
Portfolio Turnover Rate	12%	38%	49%	100%	77%	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%, 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
32

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.88	$11.05	$10.70	$10.52	$12.21	$12.20
Investment Operations
Net Investment Income[1]	.207	.398	.381	.352	.306	.305
Net Realized and Unrealized Gain (Loss) on Investments	.007	(.178)	.341	.174	(1.600)	.107
Total from Investment Operations	.214	.220	.722	.526	(1.294)	.412
Distributions
Dividends from Net Investment Income	(.204)	(.390)	(.372)	(.346)	(.305)	(.304)
Distributions from Realized Capital Gains	—	—	—	—	(.091)	(.098)
Total Distributions	(.204)	(.390)	(.372)	(.346)	(.396)	(.402)
Net Asset Value, End of Period	$10.89	$10.88	$11.05	$10.70	$10.52	$12.21
Total Return[2]	1.98%	2.12%	6.85%	5.10%	-10.73%	3.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,372	$5,061	$4,626	$4,009	$3,752	$5,097
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.83%	3.73%	3.49%	3.33%	2.78%	2.49%
Portfolio Turnover Rate	12%	38%	49%	100%	77%	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
33

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2026, the fund’s average amount of investments in MMD Rate Locks represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
34

New York Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $131,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2026, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
35

New York Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,987,118	—	5,987,118
Taxable Municipal Bonds	—	7,549	—	7,549
Total	—	5,994,667	—	5,994,667
Derivative Financial Instruments
Assets
Futures Contracts[1]	479	—	—	479
Swap Contracts	—	1,420	—	1,420
Total	479	1,420	—	1,899
Liabilities
Futures Contracts[1]	(23)	—	—	(23)
Swap Contracts	—	(59)	—	(59)
Total	(23)	(59)	—	(82)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,039,847
Gross Unrealized Appreciation	78,912
Gross Unrealized Depreciation	(122,275)
Net Unrealized Appreciation (Depreciation)	(43,363)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $221,851,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended May 31, 2026, the fund purchased $989,446,000 of investment securities and sold $662,638,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $35,575,000 and sales were $117,515,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	141,355	12,999	200,259	18,809
Issued in Lieu of Cash Distributions	9,875	908	16,311	1,528
Redeemed	(88,770)	(8,169)	(173,915)	(16,361)
Net Increase (Decrease)—Investor Shares	62,460	5,738	42,655	3,976
Admiral Shares
Issued	667,889	61,479	1,289,727	121,283
Issued in Lieu of Cash Distributions	70,805	6,508	123,313	11,551
Redeemed	(433,897)	(39,975)	(912,878)	(86,074)
Net Increase (Decrease)—Admiral Shares	304,797	28,012	500,162	46,760
36

New York Long-Term Tax-Exempt Fund
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q762 072026
37

Financial Statements
For the six-months ended May 31, 2026
Vanguard New York Municipal Money Market Fund

Contents
Financial Statements	1

New York Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (36.7%)
[1]	Battery Park City Authority Miscellaneous Revenue TOB	1.600%	6/4/2026	2,225	2,225
[1]	Battery Park City Authority Miscellaneous Revenue TOB	1.600%	6/4/2026	5,000	5,000
[1]	Empire State Development Corp. Appropriations Revenue TOB	1.600%	6/4/2026	8,000	8,000
[1]	Empire State Development Corp. Income Tax Revenue TOB	2.950%	6/1/2026	5,625	5,625
[1]	Empire State Development Corp. Income Tax Revenue TOB	1.600%	6/4/2026	2,760	2,760
[1]	Empire State Development Corp. Income Tax Revenue TOB	1.600%	6/4/2026	3,125	3,125
[1]	Empire State Development Corp. Income Tax Revenue TOB	1.600%	6/4/2026	3,880	3,880
[1]	Empire State Development Corp. Intergovernmental Agreement Revenue TOB	2.950%	6/1/2026	4,000	4,000
[1]	Empire State Development Corp. Intergovernmental Agreement Revenue TOB	1.600%	6/4/2026	4,375	4,375
[1]	Empire State Development Corp. Intergovernmental Agreement Revenue TOB	1.600%	6/4/2026	3,750	3,750
[1]	Empire State Development Corp. Lease (Appropriation) Revenue TOB	1.600%	6/4/2026	1,825	1,825
[1,2]	Hempstead NY Industrial Development Agency Health, Hospital, Nursing Home Revenue TOB	1.620%	6/4/2026	18,675	18,675
[1,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	1.590%	6/4/2026	15,000	15,000
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	1.600%	6/4/2026	2,255	2,255
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	1.600%	6/4/2026	2,915	2,915
[1,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	1.600%	6/4/2026	6,250	6,250
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	1.600%	6/4/2026	4,180	4,180
[1,2]	Islip NY Industrial Development Agency Health, Hospital, Nursing Home Revenue TOB	1.620%	6/4/2026	14,405	14,405
[1,2]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	1.770%	6/4/2026	7,030	7,030
[1,2,3]	Long Island Power Authority Electric Power & Light Revenue TOB	1.600%	6/4/2026	2,635	2,635
[1]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue TOB	1.600%	6/4/2026	5,800	5,800
[1,2,4]	Metropolitan Transportation Authority Transit Revenue TOB	2.850%	6/1/2026	13,465	13,465
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB	1.600%	6/4/2026	1,245	1,245
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB	1.620%	6/4/2026	3,585	3,585
[1]	Monroe County NY Industrial Development Corp. College & University Revenue TOB	1.600%	6/4/2026	6,895	6,895
[1]	Nassau County NY GO TOB	2.900%	6/1/2026	6,970	6,970
[1]	Nassau County NY GO TOB	1.600%	6/4/2026	2,105	2,105
[1]	Nassau County NY GO TOB	1.600%	6/4/2026	2,530	2,530
[1]	Nassau County NY GO TOB	1.600%	6/4/2026	2,670	2,670
[1]	Nassau County NY GO TOB	1.600%	6/4/2026	2,500	2,500
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.950%	6/1/2026	4,500	4,500
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	6,315	6,315
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	15,195	15,195
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	9,375	9,375
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	24,000	24,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	8,355	8,355
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	1.640%	6/4/2026	13,500	13,500
[1]	New York City Housing Development Corp. Multifamily Housing Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	1,065	1,065
[1]	New York City Housing Development Corp. Revenue TOB	1.600%	6/4/2026	5,000	5,000
[1]	New York City Housing Development Corporation Multifamily Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	12,335	12,335
[1]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB	1.600%	6/4/2026	9,570	9,570
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.950%	6/1/2026	6,250	6,250
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.950%	6/1/2026	2,500	2,500
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.590%	6/4/2026	5,480	5,480
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.590%	6/4/2026	3,750	3,750
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.590%	6/4/2026	2,500	2,500
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB	1.600%	6/4/2026	32,700	32,700
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.600%	6/4/2026	1,875	1,875
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.600%	6/4/2026	2,100	2,100
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.600%	6/4/2026	2,500	2,500
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.600%	6/4/2026	3,980	3,980
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.600%	6/4/2026	2,830	2,830
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.600%	6/4/2026	5,000	5,000
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB	1.600%	6/4/2026	6,335	6,335
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.600%	6/4/2026	1,335	1,335
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	1.600%	6/4/2026	3,135	3,135
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB	1.600%	6/4/2026	6,250	6,250
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB	1.590%	6/4/2026	33,080	33,080
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.950%	6/1/2026	3,000	3,000
1

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.590%	6/4/2026	7,500	7,500
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.590%	6/4/2026	3,285	3,285
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.600%	6/4/2026	4,800	4,800
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.600%	6/4/2026	2,000	2,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.600%	6/4/2026	2,905	2,905
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.600%	6/4/2026	900	900
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.600%	6/4/2026	3,375	3,375
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.600%	6/4/2026	3,000	3,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.600%	6/4/2026	2,015	2,015
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.600%	6/4/2026	2,220	2,220
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.600%	6/4/2026	3,290	3,290
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.600%	6/4/2026	800	800
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	1.600%	6/4/2026	2,140	2,140
[1]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB	1.600%	6/4/2026	4,630	4,630
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.870%	6/1/2026	2,500	2,500
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	1.600%	6/4/2026	4,110	4,110
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	1.600%	6/4/2026	9,300	9,300
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	1.600%	6/4/2026	1,875	1,875
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	1.600%	6/4/2026	7,060	7,060
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	1.600%	6/4/2026	2,810	2,810
[1,2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB	1.620%	6/4/2026	4,000	4,000
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	1,260	1,260
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	735	735
[1]	New York Mortgage Agency Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	11,180	11,180
[1]	New York NY GO TOB	2.850%	6/1/2026	2,810	2,810
[1,2]	New York NY GO TOB	2.900%	6/1/2026	22,555	22,555
[1]	New York NY GO TOB	2.950%	6/1/2026	5,200	5,200
[1]	New York NY GO TOB	2.950%	6/1/2026	4,685	4,685
[1]	New York NY GO TOB	3.000%	6/1/2026	6,000	6,000
[1]	New York NY GO TOB	1.590%	6/4/2026	1,875	1,875
[1,2]	New York NY GO TOB	1.600%	6/4/2026	13,550	13,550
[1,2]	New York NY GO TOB	1.600%	6/4/2026	2,000	2,000
[1]	New York NY GO TOB	1.600%	6/4/2026	2,860	2,860
[1]	New York NY GO TOB	1.600%	6/4/2026	5,800	5,800
[1,2]	New York NY GO TOB	1.600%	6/4/2026	34,375	34,375
[1]	New York NY GO TOB	1.600%	6/4/2026	2,500	2,500
[1,2]	New York NY GO TOB	1.600%	6/4/2026	2,500	2,500
[1,2]	New York NY GO TOB	1.600%	6/4/2026	13,325	13,325
[1]	New York NY GO TOB	1.600%	6/4/2026	2,500	2,500
[1]	New York State Dormitory Authority College & University Revenue TOB	2.850%	6/1/2026	3,250	3,250
[1]	New York State Dormitory Authority College & University Revenue TOB	1.600%	6/4/2026	2,985	2,985
[1]	New York State Dormitory Authority College & University Revenue TOB	1.600%	6/4/2026	1,505	1,505
[1]	New York State Dormitory Authority College & University Revenue TOB	1.600%	6/4/2026	7,375	7,375
[1]	New York State Dormitory Authority College & University Revenue TOB	1.600%	6/4/2026	5,750	5,750
[1]	New York State Dormitory Authority College & University Revenue TOB	1.600%	6/4/2026	2,000	2,000
[1]	New York State Dormitory Authority College & University Revenue TOB	1.600%	6/4/2026	2,500	2,500
[1]	New York State Dormitory Authority College & University Revenue TOB	1.600%	6/4/2026	8,500	8,500
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	1.600%	6/4/2026	4,495	4,495
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	1.620%	6/4/2026	2,665	2,665
[1]	New York State Dormitory Authority Income Tax Revenue TOB	1.600%	6/4/2026	5,625	5,625
[1]	New York State Dormitory Authority Income Tax Revenue TOB	1.600%	6/4/2026	4,130	4,130
[1]	New York State Dormitory Authority Income Tax Revenue TOB	1.600%	6/4/2026	1,675	1,675
[1]	New York State Dormitory Authority Income Tax Revenue TOB	1.600%	6/4/2026	7,500	7,500
[1]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	1.600%	6/4/2026	2,500	2,500
[1]	New York State Dormitory Authority Personal Income Tax Revenue TOB	3.000%	6/1/2026	2,500	2,500
[1,2]	New York State Dormitory Authority Personal Income Tax Revenue TOB	1.600%	6/4/2026	1,140	1,140
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	1.590%	6/4/2026	17,600	17,600
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	1.590%	6/4/2026	5,935	5,935
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	1.600%	6/4/2026	2,355	2,355
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	1.600%	6/4/2026	1,630	1,630
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	1.600%	6/4/2026	5,000	5,000
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	1.600%	6/4/2026	4,690	4,690
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	1.600%	6/4/2026	3,750	3,750
[1,2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.000%	6/1/2026	31,350	31,350
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	11,930	11,930
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	11,080	11,080
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	8,395	8,395
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	3,370	3,370
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	1.600%	6/4/2026	2,145	2,145
[1,2,4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	1.670%	6/4/2026	15,865	15,865
2

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.870%	6/1/2026	18,670	18,670
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.870%	6/1/2026	5,335	5,335
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.950%	6/1/2026	10,000	10,000
[1]	New York State Thruway Authority Income Tax Revenue TOB	1.600%	6/4/2026	8,200	8,200
[1]	New York State Thruway Authority Income Tax Revenue TOB	1.600%	6/4/2026	2,500	2,500
[1]	New York State Thruway Authority Lease (Appropriation) Revenue TOB	1.600%	6/4/2026	13,220	13,220
[1]	New York State Thruway Authority Personal Income Tax Revenue TOB	3.000%	6/1/2026	5,995	5,995
[1]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB	1.600%	6/4/2026	16,875	16,875
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.880%	6/1/2026	3,260	3,260
[1,2]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.920%	6/1/2026	32,285	32,285
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	1.600%	6/4/2026	42,260	42,260
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	1.600%	6/4/2026	4,675	4,675
[1,2]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	1.600%	6/4/2026	1,930	1,930
[1,2]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	1.610%	6/4/2026	3,640	3,640
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	1.620%	6/4/2026	5,060	5,060
[1,2]	New York Transportation Development Corp. Special Facilities Revenue TOB	1.670%	6/4/2026	10,260	10,260
[1]	Oneida County Local Development Corp. College & University Revenue TOB	1.650%	6/4/2026	3,325	3,325
[1]	Onondaga Civic Development Corp. College & University Revenue TOB	1.570%	6/4/2026	4,065	4,065
[1]	Onondaga Civic Development Corp. College & University Revenue TOB	1.600%	6/4/2026	3,355	3,355
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.950%	6/1/2026	2,000	2,000
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	1.600%	6/4/2026	7,500	7,500
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	1.600%	6/4/2026	1,875	1,875
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	1.600%	6/4/2026	11,575	11,575
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	1.620%	6/4/2026	1,745	1,745
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	1.620%	6/4/2026	2,310	2,310
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	1.620%	6/4/2026	6,665	6,665
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	1.630%	6/4/2026	7,030	7,030
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	1.630%	6/4/2026	1,050	1,050
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	1.630%	6/4/2026	2,625	2,625
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	1.600%	6/4/2026	3,845	3,845
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.950%	6/1/2026	9,600	9,600
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.950%	6/1/2026	6,610	6,610
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.850%	6/1/2026	13,510	13,510
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	1.600%	6/4/2026	1,330	1,330
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	1.600%	6/4/2026	1,250	1,250
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	1.600%	6/4/2026	1,565	1,565
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	1.600%	6/4/2026	8,225	8,225
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	1.600%	6/4/2026	5,125	5,125
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	1.600%	6/4/2026	3,375	3,375
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	1.600%	6/4/2026	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	1.670%	6/4/2026	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.000%	6/1/2026	2,250	2,250
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	1.600%	6/4/2026	2,945	2,945
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	1.600%	6/4/2026	3,010	3,010
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	1.600%	6/4/2026	13,825	13,825
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	1.600%	6/4/2026	3,195	3,195
[1,4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	1.600%	6/4/2026	3,880	3,880
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	1.600%	6/4/2026	3,025	3,025
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	1.600%	6/4/2026	2,290	2,290
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	1.600%	6/4/2026	4,820	4,820
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	1.600%	6/4/2026	1,105	1,105
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB	1.600%	6/4/2026	1,875	1,875
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB	1.600%	6/4/2026	4,555	4,555
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.850%	6/1/2026	2,000	2,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.950%	6/1/2026	6,450	6,450
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.950%	6/1/2026	9,375	9,375
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.950%	6/1/2026	3,330	3,330
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	1.600%	6/4/2026	3,620	3,620
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	1.600%	6/4/2026	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	1.600%	6/4/2026	13,265	13,265
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	1.600%	6/4/2026	12,130	12,130
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	1.600%	6/4/2026	3,750	3,750
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	1.600%	6/4/2026	10,000	10,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	1.600%	6/4/2026	9,805	9,805
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	1.600%	6/4/2026	7,455	7,455
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	1.600%	6/4/2026	2,085	2,085
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	1.610%	6/4/2026	6,000	6,000
[1]	Utility Debt Securitization Authority Electric Power & Light Revenue TOB	1.600%	6/4/2026	6,560	6,560
3

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue TOB	3.000%	6/1/2026	23,130	23,130
Total Tender Option Bond (Cost $1,278,350)					1,278,350
Variable Rate Demand Note (53.7%)
[1]	BlackRock Muni Yield New York Quality Fund Inc. VRDO VRDP	1.710%	6/4/2026	123,900	123,900
[2]	Build NYC Resource Corp. Miscellaneous Revenue (Asia Society Project) VRDO	1.610%	6/4/2026	7,600	7,600
[2]	Dutchess County Industrial Development Agency College & University Revenue VRDO	1.610%	6/4/2026	4,275	4,275
	Empire State Development Corp. Income Tax Revenue VRDO	1.630%	6/4/2026	12,545	12,545
[2]	Long Island Power Authority Electric Power & Light Revenue VRDO	1.550%	6/3/2026	6,000	6,000
[2]	Long Island Power Authority Electric Power & Light Revenue VRDO	1.550%	6/3/2026	6,200	6,200
[2]	Long Island Power Authority Electric Power & Light Revenue VRDO	1.600%	6/3/2026	40,510	40,510
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	6/1/2026	37,670	37,670
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	6/1/2026	22,810	22,810
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.550%	6/4/2026	7,915	7,915
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.600%	6/4/2026	27,820	27,820
[2]	Monroe County Industrial Development Corp. College & University Revenue VRDO	1.660%	6/3/2026	4,735	4,735
[2]	Nassau County Industrial Development Agency Local or Guaranteed Housing Revenue VRDO	1.670%	6/4/2026	8,915	8,915
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.450%	6/3/2026	3,700	3,700
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.450%	6/3/2026	8,000	8,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.450%	6/3/2026	11,700	11,700
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.500%	6/3/2026	6,585	6,585
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.550%	6/3/2026	200	200
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.580%	6/3/2026	7,490	7,490
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.580%	6/3/2026	6,800	6,800
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	21,250	21,250
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	90,950	90,950
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	175	175
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	7,645	7,645
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.690%	6/3/2026	7,000	7,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	7,500	7,500
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	26,260	26,260
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.560%	6/4/2026	38,500	38,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.570%	6/4/2026	30,825	30,825
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.570%	6/4/2026	4,400	4,400
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.570%	6/4/2026	8,170	8,170
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/4/2026	6,000	6,000
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/4/2026	10,595	10,595
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/4/2026	11,600	11,600
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/4/2026	4,800	4,800
[2]	New York City Industrial Development Agency Auto Parking Revenue (Jamaica First Parking LLC Project) VRDO	1.610%	6/4/2026	1,615	1,615
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.750%	6/1/2026	10,100	10,100
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.750%	6/1/2026	11,660	11,660
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.750%	6/1/2026	2,990	2,990
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.750%	6/1/2026	11,610	11,610
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	6/1/2026	5,800	5,800
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	6/1/2026	1,950	1,950
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	6/1/2026	2,810	2,810
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	6/1/2026	6,000	6,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	6/1/2026	1,525	1,525
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.950%	6/1/2026	20,610	20,610
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.950%	6/1/2026	15,630	15,630
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.500%	6/4/2026	35,695	35,695
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.500%	6/4/2026	26,090	26,090
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.550%	6/4/2026	100	100
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.570%	6/4/2026	10,595	10,595
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.570%	6/4/2026	25,585	25,585
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.600%	6/4/2026	11,900	11,900
[2]	New York City NY Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.690%	6/3/2026	9,700	9,700
	New York City NY Housing Development Corp. Multifamily Mortgage Local or Guaranteed Housing Revenue (West 26th Street Development) VRDO	1.580%	6/4/2026	10,000	10,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.750%	6/1/2026	5,470	5,470
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.750%	6/1/2026	6,000	6,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.800%	6/1/2026	110	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	550	550
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	350	350
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	280	280
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.550%	6/4/2026	4,840	4,840
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.570%	6/4/2026	31,700	31,700
[2]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	1.520%	6/4/2026	8,590	8,590
4

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Trust for Cultural Resources Recreational Revenue VRDO	1.530%	6/4/2026	60,780	60,780
	New York City Trust for Cultural Resources Recreational Revenue VRDO	1.530%	6/4/2026	25,000	25,000
[2]	New York Liberty Development Corp. Industrial Revenue VRDO	1.540%	6/4/2026	37,300	37,300
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.550%	6/3/2026	26,125	26,125
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	50,000	50,000
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	14,535	14,535
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	29,350	29,350
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	1,095	1,095
[2]	New York NY GO VRDO	2.750%	6/1/2026	15,815	15,815
	New York NY GO VRDO	2.850%	6/1/2026	2,000	2,000
	New York NY GO VRDO	2.850%	6/1/2026	13,670	13,670
	New York NY GO VRDO	2.850%	6/1/2026	500	500
	New York NY GO VRDO	2.850%	6/1/2026	4,840	4,840
	New York NY GO VRDO	2.850%	6/1/2026	16,885	16,885
[2]	New York NY GO VRDO	1.500%	6/4/2026	17,445	17,445
[2]	New York NY GO VRDO	1.500%	6/4/2026	9,630	9,630
[2]	New York NY GO VRDO	1.550%	6/4/2026	8,505	8,505
[2]	New York NY GO VRDO	1.600%	6/4/2026	8,325	8,325
	New York NY GO VRDO	1.600%	6/4/2026	4,335	4,335
	New York State Dormitory Authority College & University Revenue VRDO	1.400%	6/3/2026	43,490	43,490
	New York State Dormitory Authority College & University Revenue VRDO	1.300%	6/4/2026	19,730	19,730
	New York State Dormitory Authority College & University Revenue VRDO	1.520%	6/4/2026	400	400
	New York State Dormitory Authority College & University Revenue VRDO	1.550%	6/4/2026	26,065	26,065
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	6/3/2026	5,250	5,250
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	1.660%	6/4/2026	3,550	3,550
[2]	New York State Energy Research & Development Authority Electric Power & Light Revenue VRDO	1.500%	6/3/2026	9,000	9,000
[2]	New York State Energy Research & Development Authority Electric Power & Light Revenue VRDO	1.600%	6/3/2026	18,350	18,350
[2]	New York State Energy Research & Development Authority Natural Gas Revenue VRDO	1.350%	6/3/2026	10,000	10,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.780%	6/1/2026	15,900	15,900
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.450%	6/3/2026	17,200	17,200
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.450%	6/3/2026	5,900	5,900
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.450%	6/3/2026	6,000	6,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.450%	6/3/2026	17,705	17,705
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.450%	6/3/2026	10,000	10,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.550%	6/3/2026	24,100	24,100
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.550%	6/3/2026	37,700	37,700
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.550%	6/3/2026	500	500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	26,925	26,925
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	3,000	3,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	7,000	7,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	68,335	68,335
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	10,225	10,225
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	12,500	12,500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.640%	6/3/2026	6,500	6,500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.670%	6/3/2026	1,200	1,200
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.670%	6/3/2026	10,850	10,850
[2]	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.600%	6/3/2026	5,290	5,290
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.620%	6/4/2026	10,000	10,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.620%	6/4/2026	25,200	25,200
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.710%	6/4/2026	50,800	50,800
[1]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	1.800%	6/4/2026	68,500	68,500
[2]	Oneida County Industrial Development Agency Industrial Revenue VRDO	1.930%	6/4/2026	6,820	6,820
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.750%	6/1/2026	11,625	11,625
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.850%	6/1/2026	4,050	4,050
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.600%	6/4/2026	1,620	1,620
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	1.550%	6/4/2026	10,000	10,000
Total Variable Rate Demand Note (Cost $1,868,310)					1,868,310
Other Municipal Security (5.7%)
	Commack NY Union Free School District GO	4.000%	6/24/2026	10,000	10,009
	Eastchester NY Union Free School District BAN GO	4.000%	1/22/2027	15,000	15,156
	Harrison NY BAN GO	3.000%	9/3/2026	14,000	14,026
	Hauppauge Union Free School District BAN GO	3.750%	6/26/2026	10,500	10,505
	Ithaca City School District BAN GO	4.000%	7/10/2026	7,500	7,508
	New Rochelle NY BAN GO	4.000%	12/9/2026	5,934	5,978
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	275	276
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	4,000	4,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	2,600	2,626
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	15	15
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	430	434
5

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	225	227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	240	242
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	465	469
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	5,705	5,762
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	2,800	2,828
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	805	813
[6]	New York City Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.040%	1.610%	6/4/2026	15,000	15,000
[6]	New York City Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.040%	1.610%	6/4/2026	13,100	13,100
	New York NY GO	5.000%	8/1/2026	2,140	2,148
	New York NY GO	5.000%	8/1/2026	415	417
	New York NY GO	5.000%	8/1/2026	3,210	3,223
	New York NY GO	5.000%	8/1/2026	20	20
	New York NY GO	5.000%	8/1/2026	855	858
	New York NY GO	5.000%	8/1/2026	715	718
	New York NY GO	5.000%	8/1/2026	11,550	11,598
	New York NY GO	5.000%	8/1/2026	670	672
	New York NY GO	5.000%	8/1/2026	815	818
	New York NY GO	5.000%	8/1/2026	225	226
	New York NY GO	5.000%	8/1/2026	1,170	1,175
	New York State Dormitory Authority College & University Revenue	4.000%	10/1/2026	85	85
[7]	New York State Environmental Facilities Corp. Water Revenue	5.000%	3/15/2027	750	763
[7]	New York State Environmental Facilities Corp. Water Revenue	5.000%	3/15/2027	1,500	1,526
	North Hempstead NY BAN GO	3.750%	9/18/2026	15,940	15,995
	Pittsford Central School District BAN GO	3.750%	6/26/2026	7,920	7,924
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	3,085	3,118
	Triborough Bridge & Tunnel Authority Transit Revenue BAN	5.000%	3/15/2027	11,720	11,939
	Webster Central NY School District BAN GO	4.000%	7/16/2026	15,000	15,017
	Williamsville Central School District BAN GO	3.750%	6/4/2026	12,000	12,001
Total Other Municipal Security (Cost $199,255)					199,255
Non-Financial Company Commercial Paper (2.9%)
	Long Island Power Authority CP	2.550%	6/4/2026	10,000	10,000
	Long Island Power Authority CP	2.550%	6/9/2026	10,000	10,000
	Long Island Power Authority CP	2.530%	8/6/2026	18,500	18,500
	New York Power Authority CP	2.420%	6/3/2026	42,250	42,250
	New York Power Authority CP	2.500%	8/6/2026	19,600	19,600
Total Non-Financial Company Commercial Paper (Cost $100,350)					100,350
Total Investments (99.0%) (Cost $3,446,265)					3,446,265
Other Assets and Liabilities—Net (1.0%)					35,900
Net Assets (100%)					3,482,165
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $1,556,750, representing 44.7% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
BAN—Bond Anticipation Note.
CP—Commercial Paper.
GO—General Obligation Bond.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
6

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,446,265)	3,446,265
Investment in Vanguard	79
Cash	5,017
Receivables for Investment Securities Sold	66,332
Receivables for Accrued Income	12,905
Receivables for Capital Shares Issued	3,288
Other Assets	680
Total Assets	3,534,566
Liabilities
Payables for Investment Securities Purchased	42,930
Payables for Capital Shares Redeemed	8,570
Payables for Distributions	730
Payables to Vanguard	171
Total Liabilities	52,401
Net Assets	3,482,165
At May 31, 2026, net assets consisted of:

Paid-in Capital	3,482,095
Total Distributable Earnings (Loss)	70
Net Assets	3,482,165

Net Assets
Applicable to 3,481,788,379 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,482,165
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
7

New York Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest	40,719
Total Income	40,719
Expenses
The Vanguard Group—Note C
Investment Advisory Services	298
Management and Administrative	1,399
Marketing and Distribution	145
Custodian Fees	3
Shareholders’ Reports	19
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	1,870
Expenses Paid Indirectly	(3)
Net Expenses	1,867
Net Investment Income	38,852
Realized Net Gain (Loss) on Investment Securities Sold	28
Net Increase (Decrease) in Net Assets Resulting from Operations	38,880

See accompanying Notes, which are an integral part of the Financial Statements.
8

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,852	86,304
Realized Net Gain (Loss)	28	42
Net Increase (Decrease) in Net Assets Resulting from Operations	38,880	86,346
Distributions
Total Distributions	(38,852)	(86,323)
Capital Share Transactions (at $1.00 per share)
Issued	1,620,134	2,730,310
Issued in Lieu of Cash Distributions	34,319	76,442
Redeemed	(1,508,434)	(2,810,653)
Net Increase (Decrease) from Capital Share Transactions	146,019	(3,901)
Total Increase (Decrease)	146,047	(3,878)
Net Assets
Beginning of Period	3,336,118	3,339,996
End of Period	3,482,165	3,336,118

See accompanying Notes, which are an integral part of the Financial Statements.
9

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0114	.0260	.0322	.0310	.0080	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	(.0002)	(.0002)	—
Total from Investment Operations	.0114	.0260	.0322	.0308	.0078	.0001
Distributions
Dividends from Net Investment Income	(.0114)	(.0260)	(.0322)	(.0308)	(.0078)	(.0001)
Distributions from Realized Capital Gains	—	—	(.0000)[2]	(.0000)[2]	(.0000)[2]	—
Total Distributions	(.0114)	(.0260)	(.0322)	(.0308)	(.0078)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.15%	2.63%	3.27%	3.13%	0.78%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,482	$3,336	$3,340	$2,950	$2,187	$1,944
Ratio of Total Expenses to Average Net Assets[4]	0.11%[5]	0.12%[5]	0.16%[5]	0.16%[5]	0.15%[5]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.60%	3.22%	3.10%	0.80%	0.01%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022 and 2021. For the six months ended May 31, 2026, and for the years ended November 30, 2025, 2024, and 2023 there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12%, 0.16%, 0.16% and 0.15, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
10

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $79,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2026, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
11

New York Municipal Money Market Fund
At May 31, 2026, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
F.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,446,265
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
G.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $37,540,000 and sales were $153,080,000, resulting in net realized gain (loss) of $0.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1632 072026
12

Financial Statements
For the six-months ended May 31, 2026
Vanguard New York Tax-Exempt Bond ETF

Contents
Financial Statements	1

New York Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (101.2%)
New York (101.2%)
	Albany County NY GO	5.000%	4/1/2027	15	15
	Albany County NY GO	4.000%	4/1/2028	220	220
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2026	155	157
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2027	190	197
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2028	285	303
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2029	120	130
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2030	110	122
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2031	20	23
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2032	85	97
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2033	135	157
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2035	70	80
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2037	185	210
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2038	100	105
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2038	80	90
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	85	89
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	40	46
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	15	16
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	140	160
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2041	40	45
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2041	100	114
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	100	113
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	45	50
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	175	193
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	115	129
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2044	5	6
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2044	15	16
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2046	80	88
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2048	70	74
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2049	100	101
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	665	705
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2053	185	193
	Battery Park City Authority Miscellaneous Revenue	5.250%	11/1/2055	1,000	1,068
[1]	Buffalo Municipal Water Finance Authority Water Revenue	4.375%	7/1/2050	105	104
[1]	Buffalo Municipal Water Finance Authority Water Revenue	4.500%	7/1/2055	185	185
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	9/1/2039	5	5
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	9/1/2041	15	15
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2042	155	149
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2043	50	48
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2044	15	14
	Build NYC Resource Corp. College & University Revenue (Manhattan College Project)	4.000%	8/1/2042	45	39
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2045	100	101
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/2046	525	500
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2028	20	21
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2029	40	43
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	115	124
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	5	5
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	40	44
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	10	11
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	25	25
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	65	71
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	80	88
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	35	36
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	5	5
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2031	60	67
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	165	168
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	5	5
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	190	213
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	35	38
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	30	32
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	15	17

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	35	37
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	135	139
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	145	147
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	15	15
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	70	73
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	65	74
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	120	123
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	90	91
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	160	173
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	15	16
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	25	28
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	95	97
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	50	54
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	10	11
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	345	360
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	150	167
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	50	51
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	145	147
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	10	10
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	70	72
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	20	22
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2037	15	17
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	35	35
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	30	30
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	145	155
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	45	46
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	60	62
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2038	95	105
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	200	202
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	125	128
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	180	159
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	200	201
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	30	31
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	60	66
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	40	40
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	90	90
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	75	80
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	40	41
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	25	27
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	15	16
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	200	199
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	55	55
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	60	62
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	85	90
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	105	114
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	100	107
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	15	15
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	85	90
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	340	351
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	20	22
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	5	5
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	200	197
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	175	184
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	100	107
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	345	336
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	110	107
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	25	24
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	25	24
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2046	10	11
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2046	10	10
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2047	130	100
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2047	35	33
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2047	200	206
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2047	15	16
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	185	140
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	105	79
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	115	106
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2048	20	21
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2048	175	182
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	430	399

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	225	209
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2049	175	181
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	85	63
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	40	37
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	25	26
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	55	57
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2051	50	46
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2052	130	118
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2053	35	32
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2054	60	62
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2056	175	180
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2057	65	67
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2063	55	56
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	375	382
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	10	10
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	85	88
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	20	21
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2028	150	159
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2029	35	37
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2029	140	150
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2029	25	27
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	235	240
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	240	245
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2032	20	22
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2033	10	11
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2034	40	46
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2037	15	17
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2038	45	50
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2039	60	66
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2039	45	50
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	65	71
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	95	103
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	20	22
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2043	35	38
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2044	120	130
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2045	10	11
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2048	80	83
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2049	50	52
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2050	150	155
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2050	150	156
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	105	108
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	70	72
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	260	267
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2054	80	82
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2031	15	17
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2035	60	64
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	20	21
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	145	147
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	30	32
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2039	180	182
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	150	133
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	50	44
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	115	120
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2042	45	45
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	90	89
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	60	59
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	15	15
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	50	49
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	220	213
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	10	9
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	470	448
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	170	160
Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	140	93
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2038	45	46
Erie County Industrial Development Agency Intergovernmental Agreement Revenue (Buffalo City School District Project)	5.000%	5/1/2029	5	5
Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District Buffalo Project)	5.000%	5/1/2027	10	10
Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/2029	200	202

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/2030	110	111
	Geneva Development Corp. College & University Revenue	5.250%	2/1/2051	250	258
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2056	250	251
	Hempstead NY GO	4.000%	6/1/2039	75	78
	Hempstead NY GO	4.000%	6/1/2040	40	41
	Hempstead NY GO	4.000%	5/1/2041	100	102
	Hempstead NY GO	4.000%	6/1/2041	65	67
	Hempstead NY GO	4.000%	5/1/2042	35	35
	Hempstead NY GO	4.000%	5/1/2043	30	30
	Hempstead NY GO	4.000%	5/1/2044	100	100
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.250%	10/1/2051	150	154
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2056	200	198
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	3.000%	7/1/2051	65	47
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2027	310	316
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2028	210	213
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2028	95	99
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	255	259
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	50	53
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	15	15
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	55	60
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	235	239
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	20	22
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	120	122
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	80	90
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	255	259
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	60	68
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	230	233
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	160	180
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2035	190	193
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2035	315	352
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	90	90
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2037	140	143
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	130	132
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	3.500%	2/15/2038	170	169
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2039	100	102
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	160	162
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2040	5	5
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2041	140	141
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2042	95	95
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	775	783
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2043	200	200
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	440	422
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	145	143
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	85	86
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	30	21
[2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2047	685	628
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2026	360	362
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2026	140	141
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2026	10	10
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2026	20	20
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	35	36
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	75	77
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	35	36
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	30	31
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	70	70
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	280	296
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	30	32
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	60	63
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	50	50
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	25	27
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	45	49
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	130	137
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	35	37
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	15	16
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	10	11
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	115	116
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	185	203
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	45	47
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	105	106

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	160	175
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	160	178
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	70	74
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	15	15
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	110	111
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	25	26
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	15	16
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	145	166
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	55	63
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2034	95	97
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	80	82
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	95	104
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	125	131
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	40	46
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2035	50	51
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	210	219
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	135	138
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	5	5
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	5	6
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	210	241
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	5	6
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2036	70	67
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	95	97
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	315	316
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	5	5
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	80	87
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	100	114
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	45	48
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2037	15	15
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2037	55	56
[2]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2037	10	11
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	20	21
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	100	107
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	30	34
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	80	91
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	150	151
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	135	138
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	30	31
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	40	43
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	30	33
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	90	102
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2039	245	249
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2039	30	31
[2]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2039	105	108
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	25	26
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	50	56
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2040	20	18
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2040	55	55
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	230	257
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	125	138
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2041	15	15
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	445	446
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	45	49
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	60	67
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	25	26
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	25	27
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	110	122
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	100	112
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	50	54
[2]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	300	331
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2044	235	256
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2044	10	11
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	200	200
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2047	120	122
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2048	240	251
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	235	246
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2050	115	121
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2050	50	53
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	100	103
[2]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	245	253

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2054	140	145
Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2054	205	217
Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	5	5
Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	100	100
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2026	60	60
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2027	25	25
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2027	15	16
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2028	20	21
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2029	120	124
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2031	50	52
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2031	355	359
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2032	10	10
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.125%	11/15/2033	50	49
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	160	161
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	35	39
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2033	155	160
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2034	75	75
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	95	98
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	65	75
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	75	77
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	5	6
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2035	25	25
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	50	50
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	110	112
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	105	116
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2035	130	131
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	290	292
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	10	11
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2038	115	117
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2039	60	61
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2040	75	75
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2040	90	100
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	150	166
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	280	283
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	120	122
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	105	115
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2042	95	106
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2043	30	30
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	15	16
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	30	33
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	215	233
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	160	169
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	105	112
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	55	58
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2046	5	5
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	220	221
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	45	48
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	20	21
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	175	176
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	40	40
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	70	73
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	50	53
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	230	237
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	120	125
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	265	273
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	335	349
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2050	70	73
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	150	137
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	315	290
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	60	60
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	190	197
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	440	395
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	160	165
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	485	437
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	335	352
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2056	500	501
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2057	10	10
Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	210	184
Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	340	277
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	80	81

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	405	410
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	135	137
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	175	177
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	75	72
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	55	57
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	170	176
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	125	128
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	50	50
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	55	56
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	50	52
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	75	76
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	235	245
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	60	63
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	115	103
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	70	73
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	55	59
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	125	126
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	65	70
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	40	43
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	150	156
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	115	116
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	400	438
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	50	55
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	400	438
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	195	197
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	190	211
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	20	22
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	135	150
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2031	25	25
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	175	141
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	10	10
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	80	80
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	275	300
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	110	123
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	112
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	90	101
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	112
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	60	46
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2033	50	50
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	75	78
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	60	62
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	105	114
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	45	51
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	20	23
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	45	51
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	10	10
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	50	56
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	20	20
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2034	255	256
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2034	30	30
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	10	11
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	185	210
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	90	102
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	430	489
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	120	121
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	110	111
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	35	40
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	20	21
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	215	241
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	95	109
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	40	45
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	185	168
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	195	195
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	30	30
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	10	11
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	125	141
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	35	35
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	105	105
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	230	231
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	90	99

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	10	11
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2038	100	85
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	155	154
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	130	128
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	525	576
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	75	83
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	35	20
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	25	26
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	125	136
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	95	105
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	75	41
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	85	83
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	150	131
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	190	190
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	200	194
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	35	38
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	50	55
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	360	344
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	20	19
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	180	195
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	80	75
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	40	38
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	100	98
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	165	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	55	57
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	175	182
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	100	106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	185	199
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	10	11
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	25	24
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	60	57
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	60	61
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	30	31
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	75	78
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	35	37
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	290	264
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	225	209
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	25	23
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	95	88
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	10	9
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	245	247
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	50	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	55	56
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	125	131
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	30	21
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	465	426
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	145	133
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	165	153
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	10	9
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	50	46
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	65	60
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	55	55
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2047	40	37
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	70	71
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	150	154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	10	10
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	145	155
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	135	122
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	110	99
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	50	45
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	40	36
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	400	366
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2048	105	106
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	275	247
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	5	4
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	170	153
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2049	100	101
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	95	99
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	45	40

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	55	48
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	55	49
	Metropolitan Transportation Authority Transit Revenue	4.625%	11/15/2050	110	108
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	600	606
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	80	70
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2051	145	145
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	155	134
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	85	86
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2053	20	17
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	500	509
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	135	140
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	445	445
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	170	170
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	115	115
[2]	Metropolitan Transportation Authority Transit Revenue (Housing Finance Program)	4.000%	11/15/2049	90	81
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	6/1/2026	320	320
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	6/1/2026	220	220
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/2028	5	5
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2029	35	37
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2030	145	151
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2031	50	51
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2032	170	173
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2032	50	52
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2033	130	133
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2034	85	88
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project) CP	5.000%	5/1/2033	335	349
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2026	200	200
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2028	15	15
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2029	240	246
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2030	20	20
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2030	50	55
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2031	285	291
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2031	50	56
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2032	110	111
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2032	70	79
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2033	110	111
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2033	260	299
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2034	315	358
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2034	115	134
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2036	50	58
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	3.875%	7/1/2042	105	103
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	180	178
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	60	59
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	610	550
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	635	658
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2051	620	620

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	1,245	1,245
	Nassau County Industrial Development Agency College & University Revenue VRDO	2.800%	6/1/2026	475	475
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2027	20	21
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2028	185	197
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2029	160	174
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	380	422
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	290	325
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	220	234
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2032	40	45
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	340	360
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2033	100	111
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2034	465	490
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	65	72
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2035	275	288
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2035	40	44
	Nassau County NY GO	5.000%	10/1/2026	140	141
	Nassau County NY GO	5.000%	10/1/2027	150	155
	Nassau County NY GO	5.000%	10/1/2029	150	155
	Nassau County NY GO	5.000%	10/1/2031	30	31
	Nassau County NY GO	5.000%	4/1/2036	15	17
	Nassau County NY GO	5.000%	4/1/2036	65	72
	Nassau County NY GO	5.000%	4/1/2037	170	189
	Nassau County NY GO	5.000%	4/1/2038	70	77
	Nassau County NY GO	5.000%	4/1/2040	25	27
	Nassau County NY GO	4.000%	4/1/2041	35	35
	Nassau County NY GO	5.000%	4/1/2041	5	5
	Nassau County NY GO	4.000%	4/1/2042	55	55
[2]	Nassau County NY GO	5.000%	7/1/2042	20	21
	Nassau County NY GO	4.000%	4/1/2043	245	245
	Nassau County NY GO	4.000%	4/1/2045	5	5
	Nassau County NY GO	5.000%	4/1/2046	65	69
	Nassau County NY GO	4.125%	4/1/2047	5	5
	Nassau County NY GO	5.000%	4/1/2047	75	79
	Nassau County NY GO	5.000%	4/1/2048	45	47
[2]	Nassau County NY GO	5.000%	4/1/2049	100	103
	Nassau County NY GO	5.000%	4/1/2049	10	11
	Nassau County NY GO	4.000%	4/1/2054	75	69
	Nassau County NY GO	5.000%	4/1/2055	245	254
	New Rochelle NY BAN GO	4.000%	12/9/2026	100	101
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2052	50	51
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	360	381
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	85	91
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2032	30	31
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	200	189
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	65	52
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	50	45
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	225	199
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	470	451
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	225	210
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	210	157
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	75	55
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2026	295	295
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	90	92
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	40	41
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	140	144
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	295	303
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	120	122
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	70	74
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	120	126
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	80	81
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	45	47
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	60	61
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	250	263
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2029	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	110	118
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	5	5
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	55	59
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	175	181
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	45	48
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	15	16

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2030	15	16
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	15	16
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	40	44
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	25	27
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	35	38
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	65	72
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	75	83
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	55	56
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	25	28
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	15	17
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2032	205	205
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	15	15
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	30	34
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	215	243
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	295	333
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	30	30
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	135	154
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	20	21
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	115	131
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	125	143
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	155	177
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	125	142
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	25	26
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	55	63
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	30	35
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	25	27
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	30	35
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	160	185
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	115	132
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	40	45
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	90	104
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	65	75
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	150	171
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	35	41
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	20	21
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2036	525	525
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	10	11
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	135	157
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	105	119
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	70	82
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	165	167
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	65	75
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	95	111
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	280	262
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	170	159
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2037	95	95
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	70	70
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	65	66
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	155	158
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	55	57
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	200	229
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	60	70
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	50	51
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2038	60	55
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2038	75	75
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2038	115	115
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	500	510
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	35	35
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	160	168
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	45	50
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	60	67
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	150	172
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	150	176
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	30	30
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	75	79
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	155	171

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	10	11
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	50	56
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	215	245
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	20	24
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	85	75
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	10	10
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	10	10
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	20	20
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	85	85
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	25	26
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	80	82
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	165	173
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	10	10
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	75	77
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	40	40
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	10	10
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	110	110
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	30	32
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	35	37
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	205	217
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	50	49
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	130	128
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	55	54
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2043	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	135	146
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	155	170
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	40	33
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	190	185
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	150	159
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	125	134
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	70	77
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	70	61
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	330	317
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	220	210
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	140	133
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	150	143
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	30	31
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	220	233
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	340	267
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	195	184
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	290	276
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	75	71
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	120	120
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	115	116
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	135	145
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	455	455
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	15	16
New York City Municipal Water Finance Authority Water Revenue	3.250%	6/15/2047	70	56
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	230	204
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	20	18
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	25	23
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	25	23
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	260	250
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2047	95	93
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	225	226
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	405	425
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	180	192
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	210	224
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	5	4
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	275	235
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	95	96
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	60	62
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	205	208
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	150	155
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	45	47
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	75	79
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2048	10	11

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	225	204
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	50	46
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	70	64
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	350	355
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	65	67
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	20	21
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	135	101
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	190	141
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	295	219
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	150	138
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	360	329
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	285	261
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	80	73
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	165	169
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	80	82
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	100	103
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	250	261
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2050	80	85
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	40	30
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	265	241
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	350	319
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	150	155
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	195	176
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	95	97
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	70	72
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	385	405
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2053	125	117
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	160	168
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	350	368
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	175	158
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	80	84
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	155	163
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	250	258
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	300	316
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	420	444
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	90	93
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	365	386
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	500	542
New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	6/1/2026	700	700
New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	6/1/2026	1,150	1,150
New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	6/1/2026	900	900
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2028	5	5
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	455	456
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	305	306
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	55	57
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	330	339
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	15	15
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	210	221
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	200	210
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	10	11
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	130	133
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	95	102
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	90	94
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	50	51
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	20	21
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	275	288
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	125	137
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	160	164
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	20	22
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	10	10
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2031	10	10
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	175	179
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	50	52
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	50	56
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	25	26
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	195	217
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	100	102
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	100	111
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	115	120
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	325	367

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	195	203
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	300	331
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	110	123
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	40	41
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2034	205	212
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	145	151
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	50	56
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	155	158
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	130	133
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2035	190	196
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	215	219
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	340	353
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	265	294
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	60	61
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	295	296
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	165	169
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	430	446
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	50	51
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	65	72
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	245	250
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	285	295
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	80	88
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	525	526
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2038	110	121
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	25	22
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2040	155	155
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2041	15	15
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	15	15
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	100	97
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	185	178
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2045	180	172
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2049	145	109
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2026	165	166
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2026	5	5
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2027	5	5
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2027	5	5
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	130	137
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	170	179
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	225	236
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	15	16
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	205	215
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	25	26
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	95	99
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	10	10
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	75	78
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	100	104
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	105	110
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	270	282
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.250%	7/15/2033	15	15
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	105	109
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	80	83
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	135	141
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	160	167
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	80	83
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	150	156
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	155	161
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	100	104
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	190	198
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	50	52
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	175	181
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2036	5	5
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2036	55	57
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	145	146
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	120	124
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	35	36
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	215	216
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	50	50
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2039	65	65
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	565	558
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	325	316

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	280	289
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	795	822
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	230	218
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	130	125
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	230	236
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	100	103
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2046	115	108
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	200	170
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	305	266
	New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/2026	15	15
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2027	15	15
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2028	50	53
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2029	250	269
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2030	40	44
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	175	195
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	100	113
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	60	69
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2035	30	35
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2037	5	6
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	150	171
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	45	51
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	40	45
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	65	73
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	60	67
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	20	22
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	105	116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	145	146
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	110	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	125	126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	110	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	70	71
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2027	15	15
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	135	138
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	190	196
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	60	62
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	75	78
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	60	62
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	230	238
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	30	31
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	15	16
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	55	57
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	145	153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	15	16
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	65	67
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	145	153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	75	79
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	205	216
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	60	63
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	215	227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	50	53
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	200	211
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	135	142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	200	213
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	45	48
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	70	75
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	85	91
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	55	59
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	125	134
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	75	81
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	105	113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	30	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	135	145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	200	215
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	135	145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	30	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	10	11
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	160	172
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	75	76
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	115	115

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	55	60
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	15	16
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	55	60
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	60	65
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2030	75	79
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	70	72
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	340	340
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	80	82
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	125	136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	50	55
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	60	66
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	65	71
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	265	289
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	375	381
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	60	66
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2031	40	40
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	50	51
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	50	55
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	25	27
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	25	27
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	45	49
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	75	75
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	165	169
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	130	133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	200	219
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	5	6
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	60	66
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	100	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	145	160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	225	249
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	40	44
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	315	348
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	5	6
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	230	254
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	95	95
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	25	26
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	45	49
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	180	200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	30	33
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	90	90
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	135	138
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	25	26
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	100	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	145	159
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	70	78
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	125	140
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	70	78
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	105	117
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	20	22
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	160	179
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	70	71
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	140	152
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	75	75
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	25	28
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	60	65
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	100	108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	90	100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	15	17
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	95	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	70	71
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	270	305
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	85	96
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	55	62
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	30	34

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	250	282
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	190	193
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	65	74
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	200	227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	235	240
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	55	57
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	105	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	50	55
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	170	187
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	40	42
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	25	28
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	25	26
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	200	228
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	35	40
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	40	46
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	935	1,064
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2034	90	101
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	20	19
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	155	170
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2035	55	57
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	155	158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	65	73
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	115	129
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	160	183
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	100	114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	200	200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	95	97
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	50	52
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	175	190
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	125	129
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	200	210
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	125	132
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	95	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	70	79
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	80	92
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	220	244
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	5	6
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	155	176
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	295	338
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	160	183
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2035	30	34
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	25	28
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	15	15
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	260	264
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	110	114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	50	56
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	35	39
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	15	17
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	60	68
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	100	114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	20	20
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	250	274
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2036	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	120	123
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	45	48
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	25	28
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	5	6
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	85	95
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	60	68
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	110	124
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	125	141
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	125	142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	5	6
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	175	201
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2037	25	25

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	195	197
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	385	437
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	15	17
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	80	84
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	35	39
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	15	17
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	85	95
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	75	75
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	100	100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2037	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	25	23
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	30	30
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	40	41
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	70	77
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	155	172
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	30	33
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	30	33
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	130	147
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	150	171
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	40	44
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	20	20
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	45	50
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	335	365
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2038	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	90	91
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	145	158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	175	192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	130	143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	55	61
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	255	281
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	60	60
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	25	25
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	50	52
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	65	65
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	40	41
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	55	56
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	90	91
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	35	38
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	35	39
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	115	127
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	80	89
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	150	163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	56
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	55
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	100	112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	10	11
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	185	209
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	90	100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	60	53
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	20	20
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	75	81
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	105	115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	415	419
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	60	65
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	155	169

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	75	82
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	40	44
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	105	117
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	70	78
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	175	175
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	370	372
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	85	92
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	35	31
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	11/1/2039	25	24
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	45	45
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	115	116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	90	99
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	75	83
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	50	55
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	130	144
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	195	211
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	195	219
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	55	55
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	165	184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2040	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	25	25
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	50	50
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	100	100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	50	54
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	230	252
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	195	214
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	90	99
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	175	194
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2040	110	124
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	40	35
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	25	25
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	315	315
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	200	200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	30	30
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	75	82
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	175	192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	70	77
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	15	17
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	25	28
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	20	20
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	25	27
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	125	138
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	50	49
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	255	253
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	200	206
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	15	16
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	50	54
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	20	22
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	90	95
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2041	5	6
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	30	26
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	200	196
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	35	36
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	15	16
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	255	254
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	160	174
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	140	153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2042	55	49
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	50	49
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	125	123
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	20	21
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	110	118
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	400	439
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	210	203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	85	83

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	75	76
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	30	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	60	65
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	50	54
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	30	33
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	70	77
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2042	5	6
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	40	34
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	80	78
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	100	98
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	115	112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	95	98
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	190	185
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	295	290
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	65	71
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	50	55
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	220	215
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	185	181
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	130	137
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	105	112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	90	79
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	100	97
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	40	39
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	25	24
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	30	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	125	135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	35	38
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	100	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	30	33
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	15	16
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	125	121
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	75	81
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	15	16
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	125	133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	160	168
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	150	160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	180	173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	80	78
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	30	29
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	120	128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	45	48
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	255	274
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	130	125
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	35	34
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	65	70
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	20	22
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	125	136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	2/1/2045	35	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	100	80
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	230	221
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	15	14
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	220	234
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	75	80
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	175	188
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.375%	8/1/2045	55	47
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	100	96
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	70	73
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	115	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	20	19
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	195	208
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	155	146
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	45	36
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	25	24
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	260	272

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	75	79
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	45	47
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	255	270
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	45	47
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	135	143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	95	101
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2047	15	14
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	190	196
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	190	196
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	250	263
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	25	26
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2047	90	95
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2047	80	75
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	100	104
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	275	287
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	145	152
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2047	40	43
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2047	25	19
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	335	351
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2048	90	93
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	70	54
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	145	150
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	185	193
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	15	16
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	105	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	90	95
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	15	16
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/2048	125	84
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	70	54
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	495	461
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	130	136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2049	185	169
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2049	100	104
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2049	125	130
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2049	650	694
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2050	100	104
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2050	305	330
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	135	140
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	40	42
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	15	16
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	60	65
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2050	50	37
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/2051	20	12
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	110	82
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	55	50
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	125	113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	315	289
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2051	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	380	344
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	90	93
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	75	79
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2052	215	227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.125%	5/1/2052	60	55
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2052	55	57
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	210	221
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	200	214
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2053	255	263
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	225	235
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	120	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.375%	5/1/2053	65	62
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	175	179
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	20	21
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	25	27
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	115	123
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.125%	11/1/2053	50	46
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2053	325	334
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	2/1/2054	110	103

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	5/1/2054	175	164
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2054	140	144
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2054	460	496
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	55	58
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	500	525
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2055	275	290
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	500	500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	250	250
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	850	850
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	3.625%	2/1/2042	115	107
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2030	225	245
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2032	150	167
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	200	227
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2030	210	210
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	10	10
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2033	25	19
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2035	15	10
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2036	55	36
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2037	40	25
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2038	105	63
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2040	100	100
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	35	35
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2044	145	61
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	300	297
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2045	230	230
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2046	150	150
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2047	100	37
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2049	600	197
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	150	44
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2054	700	175
	New York GO	5.000%	2/15/2027	15	15
	New York GO	5.000%	3/15/2027	50	51
	New York GO	5.000%	3/15/2027	175	179
	New York GO	5.000%	3/15/2028	80	84
	New York GO	5.000%	3/15/2029	30	32
	New York GO	5.000%	3/15/2029	25	27
	New York GO	5.000%	3/15/2029	10	11
	New York GO	5.000%	3/15/2029	25	27
	New York GO	5.000%	3/15/2030	230	252
	New York GO	5.000%	3/15/2030	20	22
	New York GO	5.000%	3/15/2030	15	16
	New York GO	5.000%	3/15/2030	25	27
	New York GO	5.000%	3/15/2030	5	5
	New York GO	5.000%	3/15/2031	80	89
	New York GO	5.000%	3/15/2031	20	22
	New York GO	5.000%	3/15/2031	40	45
	New York GO	5.000%	3/15/2032	35	40
	New York GO	5.000%	3/15/2032	50	57
	New York GO	5.000%	3/15/2033	100	115
	New York GO	5.000%	3/15/2033	50	58
	New York GO	5.000%	3/15/2033	35	40
	New York GO	5.000%	3/15/2034	75	86
	New York GO	5.000%	3/15/2034	60	69
	New York GO	5.000%	3/15/2036	25	28
	New York GO	5.000%	3/15/2037	25	28
	New York GO	5.000%	3/15/2038	50	56
	New York GO	5.000%	3/15/2039	20	22
	New York GO	5.000%	3/15/2039	45	51
	New York GO	5.000%	3/15/2042	10	11
	New York GO	3.500%	3/1/2043	10	10
	New York GO	5.000%	3/15/2044	20	22
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	230	170
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	285	237
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	265	261
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	225	180
	New York NY GO	4.000%	8/1/2026	80	80
	New York NY GO	5.000%	8/1/2026	65	65
	New York NY GO	5.000%	8/1/2026	205	206
	New York NY GO	5.000%	8/1/2026	90	90
	New York NY GO	5.000%	8/1/2026	100	100

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2026	5	5
New York NY GO	5.000%	8/1/2026	200	201
New York NY GO	5.000%	8/1/2026	25	25
New York NY GO	5.000%	8/1/2026	145	146
New York NY GO	5.000%	8/1/2026	40	40
New York NY GO	5.000%	8/1/2026	160	161
New York NY GO	5.000%	10/1/2026	115	116
New York NY GO	5.000%	10/1/2026	75	76
New York NY GO	5.000%	2/1/2027	25	25
New York NY GO	5.000%	3/1/2027	40	41
New York NY GO	5.000%	8/1/2027	30	30
New York NY GO	5.000%	8/1/2027	135	139
New York NY GO	5.000%	8/1/2027	60	62
New York NY GO	5.000%	8/1/2027	50	51
New York NY GO	5.000%	8/1/2027	315	324
New York NY GO	5.000%	8/1/2027	5	5
New York NY GO	5.000%	8/1/2027	5	5
New York NY GO	5.000%	8/1/2027	90	93
New York NY GO	5.000%	8/1/2027	35	36
New York NY GO	5.000%	8/1/2027	25	26
New York NY GO	5.000%	8/1/2027	90	93
New York NY GO	5.000%	8/1/2027	425	437
New York NY GO	5.000%	8/1/2027	15	15
New York NY GO	5.000%	8/1/2027	10	10
New York NY GO	5.000%	9/1/2027	85	88
New York NY GO	5.000%	10/1/2027	75	78
New York NY GO	5.000%	2/1/2028	80	83
New York NY GO	5.000%	8/1/2028	15	15
New York NY GO	5.000%	8/1/2028	85	87
New York NY GO	5.000%	8/1/2028	135	142
New York NY GO	5.000%	8/1/2028	185	195
New York NY GO	5.000%	8/1/2028	95	100
New York NY GO	5.000%	8/1/2028	70	74
New York NY GO	5.000%	8/1/2028	80	84
New York NY GO	5.000%	8/1/2028	20	21
New York NY GO	5.000%	8/1/2028	40	42
New York NY GO	5.000%	8/1/2028	120	126
New York NY GO	5.000%	8/1/2028	65	68
New York NY GO	5.000%	8/1/2028	150	158
New York NY GO	5.000%	8/1/2028	90	95
New York NY GO	5.000%	9/1/2028	215	227
New York NY GO	5.000%	9/1/2028	150	158
New York NY GO	5.000%	11/1/2028	10	11
New York NY GO	5.000%	2/1/2029	10	11
New York NY GO	5.000%	2/1/2029	250	265
New York NY GO	5.000%	3/1/2029	15	16
New York NY GO	5.000%	4/1/2029	30	32
New York NY GO	3.000%	8/1/2029	205	205
New York NY GO	5.000%	8/1/2029	130	130
New York NY GO	5.000%	8/1/2029	65	70
New York NY GO	5.000%	8/1/2029	145	155
New York NY GO	5.000%	8/1/2029	25	27
New York NY GO	5.000%	8/1/2029	20	21
New York NY GO	5.000%	8/1/2029	110	118
New York NY GO	5.000%	8/1/2029	115	123
New York NY GO	5.000%	8/1/2029	35	37
New York NY GO	5.000%	8/1/2029	30	32
New York NY GO	5.000%	8/1/2029	80	86
New York NY GO	5.000%	9/1/2029	55	59
New York NY GO	5.000%	9/1/2029	80	86
New York NY GO	5.000%	10/1/2029	10	11
New York NY GO	5.000%	11/1/2029	55	59
New York NY GO	5.000%	12/1/2029	15	15
New York NY GO	5.000%	2/1/2030	65	70
New York NY GO	5.000%	2/1/2030	250	269
New York NY GO	5.000%	4/1/2030	75	81
New York NY GO	5.000%	4/1/2030	55	59
New York NY GO	5.000%	8/1/2030	35	35
New York NY GO	5.000%	8/1/2030	25	26
New York NY GO	5.000%	8/1/2030	60	65

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2030	115	125
New York NY GO	5.000%	8/1/2030	35	38
New York NY GO	5.000%	8/1/2030	45	49
New York NY GO	5.000%	8/1/2030	50	53
New York NY GO	5.000%	8/1/2030	85	92
New York NY GO	5.000%	8/1/2030	150	163
New York NY GO	5.000%	8/1/2030	170	185
New York NY GO	5.000%	8/1/2030	25	27
New York NY GO	5.000%	8/1/2030	10	11
New York NY GO	5.000%	9/1/2030	25	27
New York NY GO	5.250%	10/1/2030	155	160
New York NY GO	5.000%	2/1/2031	15	16
New York NY GO	5.000%	2/1/2031	250	274
New York NY GO	5.000%	4/1/2031	10	11
New York NY GO	5.000%	5/1/2031	15	16
New York NY GO	5.000%	8/1/2031	75	77
New York NY GO	5.000%	8/1/2031	30	33
New York NY GO	5.000%	8/1/2031	15	17
New York NY GO	5.000%	8/1/2031	60	65
New York NY GO	5.000%	8/1/2031	15	17
New York NY GO	5.000%	8/1/2031	45	50
New York NY GO	5.000%	8/1/2031	135	135
New York NY GO	5.000%	8/1/2031	100	110
New York NY GO	5.000%	8/1/2031	200	220
New York NY GO	5.000%	8/1/2031	145	160
New York NY GO	5.000%	10/1/2031	25	28
New York NY GO	5.000%	2/1/2032	175	194
New York NY GO	5.000%	4/1/2032	30	33
New York NY GO	5.000%	4/1/2032	205	227
New York NY GO	5.000%	5/1/2032	40	44
New York NY GO	5.000%	8/1/2032	75	81
New York NY GO	5.000%	8/1/2032	30	33
New York NY GO	5.000%	8/1/2032	30	33
New York NY GO	5.000%	8/1/2032	55	61
New York NY GO	5.000%	8/1/2032	60	67
New York NY GO	5.000%	8/1/2032	20	22
New York NY GO	5.000%	8/1/2032	40	45
New York NY GO	5.000%	8/1/2032	65	65
New York NY GO	5.000%	8/1/2032	250	278
New York NY GO	5.000%	10/1/2032	70	78
New York NY GO	5.000%	10/1/2032	25	28
New York NY GO	5.000%	11/1/2032	50	54
New York NY GO	5.000%	12/1/2032	160	162
New York NY GO	5.000%	3/1/2033	50	56
New York NY GO	5.000%	4/1/2033	70	72
New York NY GO	5.000%	5/1/2033	105	116
New York NY GO	5.000%	8/1/2033	55	55
New York NY GO	5.000%	8/1/2033	125	134
New York NY GO	5.000%	8/1/2033	50	55
New York NY GO	5.000%	8/1/2033	65	73
New York NY GO	5.000%	8/1/2033	20	22
New York NY GO	5.000%	8/1/2033	30	34
New York NY GO	5.000%	8/1/2033	150	168
New York NY GO	5.000%	8/1/2033	250	280
New York NY GO	5.000%	9/1/2033	115	128
New York NY GO	5.000%	2/1/2034	85	96
New York NY GO	5.000%	4/1/2034	160	165
New York NY GO	5.000%	4/1/2034	115	130
New York NY GO	5.000%	4/1/2034	85	95
New York NY GO	3.000%	8/1/2034	30	29
New York NY GO	4.000%	8/1/2034	60	61
New York NY GO	5.000%	8/1/2034	30	31
New York NY GO	5.000%	8/1/2034	80	89
New York NY GO	5.000%	8/1/2034	50	57
New York NY GO	5.000%	8/1/2034	50	57
New York NY GO	5.000%	8/1/2034	180	205
New York NY GO	3.000%	10/1/2034	250	240
New York NY GO	5.000%	10/1/2034	80	85
New York NY GO	5.000%	10/1/2034	20	23
New York NY GO	5.000%	12/1/2034	100	104

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	2/1/2035	25	28
New York NY GO	5.000%	2/1/2035	150	171
New York NY GO	3.000%	3/1/2035	140	135
New York NY GO	5.000%	3/1/2035	60	67
New York NY GO	5.000%	4/1/2035	25	28
New York NY GO	5.000%	4/1/2035	120	130
New York NY GO	5.000%	5/1/2035	55	60
New York NY GO	5.000%	8/1/2035	60	64
New York NY GO	5.000%	8/1/2035	130	144
New York NY GO	5.000%	8/1/2035	35	37
New York NY GO	5.000%	8/1/2035	50	56
New York NY GO	5.000%	8/1/2035	20	23
New York NY GO	5.000%	8/1/2035	20	22
New York NY GO	5.000%	8/1/2035	15	17
New York NY GO	5.000%	8/1/2035	25	27
New York NY GO	5.000%	8/1/2035	200	228
New York NY GO	5.000%	8/1/2035	30	33
New York NY GO	5.000%	8/1/2035	250	285
New York NY GO	5.000%	10/1/2035	35	38
New York NY GO	5.000%	12/1/2035	75	78
New York NY GO	5.000%	3/1/2036	160	172
New York NY GO	5.000%	3/1/2036	60	67
New York NY GO	5.000%	4/1/2036	15	15
New York NY GO	5.000%	4/1/2036	35	39
New York NY GO	4.000%	8/1/2036	25	25
New York NY GO	5.000%	8/1/2036	265	292
New York NY GO	5.000%	8/1/2036	120	132
New York NY GO	5.000%	8/1/2036	5	6
New York NY GO	5.000%	8/1/2036	25	28
New York NY GO	5.000%	10/1/2036	10	10
New York NY GO	5.000%	10/1/2036	210	237
New York NY GO	4.000%	12/1/2036	15	15
New York NY GO	5.000%	2/1/2037	10	11
New York NY GO	5.000%	2/1/2037	35	40
New York NY GO	5.000%	3/1/2037	15	16
New York NY GO	5.000%	3/1/2037	100	111
New York NY GO	5.000%	4/1/2037	155	170
New York NY GO	5.000%	4/1/2037	40	44
New York NY GO	4.000%	8/1/2037	150	151
New York NY GO	4.000%	8/1/2037	50	51
New York NY GO	5.000%	8/1/2037	50	50
New York NY GO	5.000%	8/1/2037	15	16
New York NY GO	5.000%	8/1/2037	75	83
New York NY GO	5.000%	8/1/2037	15	17
New York NY GO	5.000%	9/1/2037	50	55
New York NY GO	5.000%	10/1/2037	80	82
New York NY GO	5.000%	10/1/2037	85	92
New York NY GO	5.000%	12/1/2037	340	352
New York NY GO	5.000%	12/1/2037	75	76
New York NY GO	5.000%	2/1/2038	125	140
New York NY GO	3.375%	3/1/2038	30	29
New York NY GO	4.000%	3/1/2038	5	5
New York NY GO	5.000%	3/1/2038	25	28
New York NY GO	3.375%	4/1/2038	50	48
New York NY GO	5.000%	4/1/2038	80	82
New York NY GO	5.000%	4/1/2038	90	98
New York NY GO	5.000%	4/1/2038	10	11
New York NY GO	5.250%	5/1/2038	5	5
New York NY GO	4.000%	8/1/2038	215	216
New York NY GO	5.000%	8/1/2038	165	180
New York NY GO	5.000%	8/1/2038	85	93
New York NY GO	5.000%	8/1/2038	5	6
New York NY GO	5.000%	8/1/2038	50	55
New York NY GO	5.000%	8/1/2038	10	11
New York NY GO	5.000%	9/1/2038	65	72
New York NY GO	5.000%	10/1/2038	165	168
New York NY GO	5.000%	10/1/2038	230	241
New York NY GO	5.000%	12/1/2038	250	259
New York NY GO	5.000%	3/1/2039	70	73
New York NY GO	5.000%	3/1/2039	115	122

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	3/1/2039	125	137
New York NY GO	5.000%	4/1/2039	75	82
New York NY GO	5.250%	5/1/2039	15	16
New York NY GO	4.000%	8/1/2039	10	10
New York NY GO	4.000%	8/1/2039	10	10
New York NY GO	5.000%	9/1/2039	20	22
New York NY GO	4.000%	10/1/2039	25	25
New York NY GO	5.000%	10/1/2039	100	102
New York NY GO	5.250%	10/1/2039	225	246
New York NY GO	5.000%	12/1/2039	250	258
New York NY GO	5.000%	2/1/2040	140	156
New York NY GO	4.000%	3/1/2040	115	115
New York NY GO	5.000%	3/1/2040	35	37
New York NY GO	5.000%	4/1/2040	10	11
New York NY GO	5.000%	4/1/2040	285	292
New York NY GO	4.000%	8/1/2040	50	50
New York NY GO	5.000%	8/1/2040	50	55
New York NY GO	4.000%	10/1/2040	15	15
New York NY GO	4.000%	10/1/2040	55	55
New York NY GO	5.000%	10/1/2040	200	221
New York NY GO	5.250%	10/1/2040	55	60
New York NY GO	5.000%	12/1/2040	50	52
New York NY GO	3.000%	3/1/2041	35	30
New York NY GO	4.000%	3/1/2041	15	15
New York NY GO	4.000%	3/1/2041	170	168
New York NY GO	5.000%	4/1/2041	20	21
New York NY GO	5.250%	5/1/2041	20	22
New York NY GO	4.000%	8/1/2041	155	154
New York NY GO	5.000%	8/1/2041	135	147
New York NY GO	5.000%	8/1/2041	55	60
New York NY GO	5.000%	8/1/2041	50	55
New York NY GO	5.000%	9/1/2041	325	347
New York NY GO	5.250%	9/1/2041	30	33
New York NY GO	3.000%	10/1/2041	120	102
New York NY GO	5.000%	10/1/2041	225	247
New York NY GO	5.000%	12/1/2041	15	15
New York NY GO	5.000%	12/1/2041	190	196
New York NY GO	4.000%	3/1/2042	10	10
New York NY GO	5.000%	3/1/2042	40	42
New York NY GO	4.000%	4/1/2042	200	196
New York NY GO	5.000%	8/1/2042	50	52
New York NY GO	5.000%	8/1/2042	125	134
New York NY GO	5.000%	8/1/2042	50	55
New York NY GO	5.000%	9/1/2042	100	106
New York NY GO	5.000%	9/1/2042	175	189
New York NY GO	3.250%	10/1/2042	115	98
New York NY GO	5.000%	10/1/2042	210	218
New York NY GO	5.000%	10/1/2042	10	11
New York NY GO	5.250%	10/1/2042	15	16
New York NY GO	4.000%	12/1/2042	115	113
New York NY GO	5.000%	3/1/2043	100	104
New York NY GO	5.000%	3/1/2043	55	59
New York NY GO	5.000%	4/1/2043	50	51
New York NY GO	5.000%	4/1/2043	15	16
New York NY GO	5.250%	4/1/2043	5	5
New York NY GO	5.000%	8/1/2043	40	41
New York NY GO	5.000%	8/1/2043	75	78
New York NY GO	5.000%	8/1/2043	10	11
New York NY GO	5.000%	8/1/2043	20	22
New York NY GO	5.000%	9/1/2043	105	113
New York NY GO	5.000%	10/1/2043	270	279
New York NY GO	5.250%	10/1/2043	180	193
New York NY GO	4.000%	12/1/2043	65	63
New York NY GO	5.000%	2/1/2044	200	216
New York NY GO	5.000%	3/1/2044	100	104
New York NY GO	5.000%	3/1/2044	75	80
New York NY GO	5.250%	4/1/2044	60	65
New York NY GO	4.000%	8/1/2044	120	114
New York NY GO	5.000%	8/1/2044	30	32
New York NY GO	5.000%	9/1/2044	85	91

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	3.000%	10/1/2044	35	28
	New York NY GO	5.000%	10/1/2044	40	43
	New York NY GO	5.000%	12/1/2044	45	46
	New York NY GO	5.000%	2/1/2045	115	123
	New York NY GO	3.000%	3/1/2045	50	40
	New York NY GO	3.625%	3/1/2045	60	53
	New York NY GO	5.000%	3/1/2045	20	21
	New York NY GO	4.000%	4/1/2045	40	38
	New York NY GO	5.000%	4/1/2045	110	112
	New York NY GO	5.500%	5/1/2045	40	43
	New York NY GO	5.000%	8/1/2045	140	149
	New York NY GO	5.000%	8/1/2045	5	5
	New York NY GO	4.000%	3/1/2046	70	65
	New York NY GO	3.500%	4/1/2046	330	279
	New York NY GO	4.000%	9/1/2046	260	244
	New York NY GO	5.250%	2/1/2047	100	107
	New York NY GO	4.000%	3/1/2047	155	142
	New York NY GO	5.250%	3/1/2047	25	26
	New York NY GO	5.250%	4/1/2047	20	21
	New York NY GO	5.250%	4/1/2047	200	212
	New York NY GO	5.000%	8/1/2047	205	210
	New York NY GO	5.000%	8/1/2047	20	21
	New York NY GO	5.000%	9/1/2047	195	203
	New York NY GO	5.250%	10/1/2047	185	194
	New York NY GO	5.250%	10/1/2047	300	321
	New York NY GO	5.250%	2/1/2048	245	260
	New York NY GO	5.250%	2/1/2048	95	101
	New York NY GO	5.250%	3/1/2048	60	63
	New York NY GO	5.000%	8/1/2048	135	139
	New York NY GO	5.000%	8/1/2048	100	104
	New York NY GO	5.000%	9/1/2048	235	244
	New York NY GO	5.000%	10/1/2048	30	31
	New York NY GO	5.250%	2/1/2049	95	101
	New York NY GO	5.250%	2/1/2050	95	100
	New York NY GO	4.000%	3/1/2050	190	172
	New York NY GO	5.000%	3/1/2050	195	199
	New York NY GO	4.000%	4/1/2050	135	124
	New York NY GO	3.000%	8/1/2050	75	55
	New York NY GO	4.000%	8/1/2050	255	231
	New York NY GO	5.500%	8/1/2050	130	140
	New York NY GO	5.250%	9/1/2050	285	300
	New York NY GO	3.000%	3/1/2051	65	47
	New York NY GO	5.000%	8/1/2051	310	318
	New York NY GO	5.250%	10/1/2051	95	100
	New York NY GO	4.000%	9/1/2052	250	225
	New York NY GO	5.250%	2/1/2053	20	21
	New York NY GO	5.250%	2/1/2053	335	353
	New York NY GO	5.250%	3/1/2053	175	182
	New York NY GO	4.125%	8/1/2053	145	133
	New York NY GO	5.000%	8/1/2053	200	206
	New York NY GO	5.250%	8/1/2053	90	95
	New York NY GO	4.125%	3/1/2054	45	41
	New York NY GO	5.250%	4/1/2054	255	265
	New York NY GO	5.250%	10/1/2055	25	26
[3]	New York NY GO VRDO	2.800%	6/1/2026	100	100
	New York NY GO VRDO	2.850%	6/1/2026	400	400
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2029	20	22
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2030	330	367
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2031	60	68
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2031	75	85
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2032	20	23
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2032	105	120
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2033	20	23
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2033	95	110
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2034	40	47
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2035	10	11
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2035	85	99
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2036	60	69
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2036	90	102
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2037	20	23

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2037	5	6
[2]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/2039	50	57
[2]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/2040	170	193
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2041	10	11
[2]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/2041	115	130
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2042	5	5
[2]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/2042	90	101
[2]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/2043	45	50
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	515	503
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	740	683
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2054	100	91
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	585	527
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	255	190
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	610	549
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	105	109
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	60	62
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	235	250
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	45	48
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2029	40	44
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2030	60	67
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2031	130	147
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2034	15	17
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2035	30	33
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2036	60	61
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2037	25	25
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2038	50	51
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2038	145	163
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2039	30	30
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2040	50	50
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2041	40	40
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	130	124
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	405	371
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2053	230	239
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2058	75	78
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	200	178
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2063	105	109
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2046	130	124
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2051	120	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	35	35
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	80	80
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	285	286
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	360	361
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	505	506
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	80	80
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	10	10
	New York State Dormitory Authority College & University Revenue	4.000%	10/1/2026	5	5
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2026	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	30	31
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	40	41
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	30	31
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	35	36
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2027	75	78
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	75	77
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	110	113
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	150	156
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	75	79
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	90	95
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2028	465	493
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	155	159
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	50	50
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	30	32
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	105	113
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	25	27
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	30	32
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	120	120
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	95	104
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	20	22
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	100	109
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	75	82

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	115	118
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	10	11
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	40	43
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	235	259
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	5	5
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	55	61
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	185	189
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	30	33
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	30	32
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	175	197
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	35	37
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	80	85
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	155	159
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	25	28
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2032	410	468
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	25	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	235	235
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	205	209
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	205	218
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2033	300	346
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	45	45
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	190	194
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	235	250
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	60	69
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2034	50	58
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	150	151
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	55	56
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	95	101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	5	6
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	90	90
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	55	54
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	35	35
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	30	35
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	455	530
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	150	159
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	55	64
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	15	15
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	215	216
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	180	208
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	185	196
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2037	100	118
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	60	62
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	185	196
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	200	230
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	75	76
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2038	25	28
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	60	62
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2039	120	120
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	20	21
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	85	85
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	155	177
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	125	132
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2039	105	118
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	165	162
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	110	110
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	90	93
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	215	244
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	200	213
[5]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	55	64
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	200	177
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	115	114
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	290	289
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	185	185
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	235	252
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	35	40
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2042	40	34
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	10	10
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	120	128
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	20	19

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	35	39
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	75	76
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	60	57
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	15	17
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	405	393
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	125	136
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	15	15
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	110	127
New York State Dormitory Authority College & University Revenue	3.750%	7/1/2046	215	190
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	440	419
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	400	372
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	220	251
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2047	140	126
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	510	576
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2048	65	66
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	350	392
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	400	365
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	75	68
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	75	65
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	175	178
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	125	126
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2049	30	31
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	65	60
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	170	152
New York State Dormitory Authority College & University Revenue	4.250%	7/1/2050	130	120
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	250	255
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	20	21
New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	20	20
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	145	161
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2051	20	20
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	15	13
New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	1,450	1,568
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	105	110
New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	30	31
New York State Dormitory Authority College & University Revenue (New School Project)	3.250%	7/1/2034	205	198
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2041	275	276
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	520	481
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2046	535	535
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2050	25	25
New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/2048	45	40
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2027	90	92
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2028	70	73
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	70	73
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	65	68
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	200	209
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	600	641
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	100	107
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	100	107
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	160	174
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	75	76
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	60	65
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	35	38
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	20	21
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	135	144
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	15	16
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	130	141
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	205	223
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	75	82
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	135	147
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	230	250
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/2030	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	30	31
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	165	168
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	50	54
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	70	73
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	75	80
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	50	55
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	250	276
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	150	166

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	200	221
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	65	72
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	235	260
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	30	30
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	90	92
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	20	22
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	125	136
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	240	269
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	195	218
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	50	56
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	125	140
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	35	36
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	100	111
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	50	57
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	45	51
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	50	57
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	50	51
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	80	86
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	40	41
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	35	36
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	70	79
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	50	50
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	100	114
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	75	86
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	145	148
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	65	67
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	145	160
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	30	32
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	360	409
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	90	104
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	280	323
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	40	41
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	115	115
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	55	55
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	155	158
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2036	55	53
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	75	79
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	15	16
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	155	175
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	40	44
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	65	75
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	720	835
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2037	40	37
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	60	61
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	90	90
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	55	55
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	180	184
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	240	243
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	20	20
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	190	199
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	15	16
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	225	252
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	110	125
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2038	10	9
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2038	50	50
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	205	207
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	50	51
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	35	32
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	80	81
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	55	56
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	220	245
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	130	143
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	30	34
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	90	103
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	65	66

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	80	81
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	60	60
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	100	101
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	55	58
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	130	143
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	230	255
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	65	73
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	100	113
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	100	113
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	75	75
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	45	46
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	45	45
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	235	235
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	20	21
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	45	47
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	300	331
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	120	134
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	20	20
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	55	58
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	140	123
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	10	9
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	110	110
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	195	203
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	35	38
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	125	137
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	100	111
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	40	45
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	320	325
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	90	77
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	70	70
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	385	419
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	55	57
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	5	6
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	250	251
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	50	51
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	75	74
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	25	25
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	20	20
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	285	308
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	40	41
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	100	109
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	100	110
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	20	19
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	185	198
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	100	103
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	30	33
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	300	326
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2045	150	142
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	30	29
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	30	29
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	100	103
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	55	59
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	20	21
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	300	323
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2046	60	57
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	130	123
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	375	392
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	120	127
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	320	299
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	160	149
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	110	103
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	250	234
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	200	212
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2048	180	184
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	30	28
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	45	42
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2048	145	152
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2048	200	210

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2048	100	106
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	50	38
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2049	250	230
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	300	276
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	380	349
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2049	30	32
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	30	22
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	365	380
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	230	240
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	200	213
	New York State Dormitory Authority Income Tax Revenue	4.500%	3/15/2051	150	148
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2051	30	31
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	330	268
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	265	274
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	165	173
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2053	365	379
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	40	43
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	295	266
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	120	124
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	75	78
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2056	370	391
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	530	539
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	210	214
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	30	31
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	105	107
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	190	199
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	70	73
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2029	60	64
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	360	385
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	265	283
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	70	75
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	25	27
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	730	734
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	125	126
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	85	85
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	50	50
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	190	193
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	275	283
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2028	60	63
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	20	20
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	30	30
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	235	237
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	350	353
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	45	46
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	40	41
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	180	186
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	35	36
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2028	10	10
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	175	181
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	165	174
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	10	11
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	165	174
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	100	105
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	175	181
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	215	231
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	40	43
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	70	75
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2030	35	38
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	225	232
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	430	453
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	25	27
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	165	181
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	50	50
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	80	84
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	265	293
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	200	222
[2,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	80	89

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2032	85	96
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2032	190	188
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	15	16
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	50	56
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	365	410
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2033	40	46
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	330	339
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	210	235
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	405	460
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	50	56
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	185	212
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	95	97
[2,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	225	256
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2035	85	96
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	170	188
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	65	75
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2036	60	67
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	100	110
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	80	91
[2,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	95	107
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2037	250	278
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	135	148
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	495	561
[2,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	185	207
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2038	150	166
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	35	38
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	180	202
[2,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	100	112
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	120	134
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	165	181
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	110	121
[2,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	250	275
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	60	65
[2,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	60	66
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	75	74
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2045	60	64
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2049	15	14
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2051	50	52
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2053	205	211
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2055	50	52
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/2026	10	10
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/2027	10	10
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	295	297
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	230	232
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	20	20
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	250	258
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	50	52
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	205	212
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	55	55
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	50	53
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	165	174
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	90	95
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	140	141
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	235	253
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	140	151

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	55	59
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	245	247
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	115	126
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	175	191
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	80	81
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	65	71
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	140	155
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	75	80
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	50	50
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	60	64
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	125	136
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	185	207
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2033	120	136
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2033	295	321
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.000%	10/1/2034	15	15
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	285	314
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	220	238
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.000%	10/1/2035	80	81
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	390	427
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	110	118
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	290	316
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	150	163
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.250%	10/1/2051	35	33
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program) CP	5.000%	10/1/2033	140	141
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program) CP	5.000%	10/1/2033	25	27
[5]	New York State Dormitory Authority Lease (Appropriation) Revenue	5.500%	5/15/2027	5	5
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	40	42
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	40	43
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	25	27
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	100	109
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	60	66
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	40	44
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	285	312
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	30	33
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	130	132
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	70	71
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	250	251
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	55	55
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	100	100
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	75	74
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	340	317
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	125	92
	New York State Dormitory Authority Lease (Appropriation) Revenue (Master Boces Lease Program)	5.000%	8/15/2043	30	32
	New York State Dormitory Authority Lease (Appropriation) Revenue (Municipal Health Facilities Improvement Program)	5.000%	1/15/2028	10	10
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/2027	10	10

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2026	5	5
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2028	20	21
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	5	5
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	5	6
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2033	195	223
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2048	110	114
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2053	105	108
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	20	21
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	130	139
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	100	107
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	10	11
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	40	40
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	60	61
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	120	125
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	30	31
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	205	223
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	365	384
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	40	44
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	80	81
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	75	76
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	130	135
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	125	131
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	105	116
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	85	94
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	140	155
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	195	202
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	155	161
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	115	121
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	410	461
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	175	176
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	140	146
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	40	41
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	130	132
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	40	41
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	475	541
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	50	57
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	155	158
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	215	223
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	175	183
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	55	57
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	250	287
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	85	89
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	40	41
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	70	81
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	25	25
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	195	201
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	140	145
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	30	31
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	100	101
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	160	165
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	10	11
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	5	6
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	200	203
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	10	10
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	95	98
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	35	40
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	60	67
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	30	34
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	215	221
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	160	166
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5	5
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	45	51
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	255	285
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	55	57
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	140	142
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	120	123
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	100	111
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	180	186
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	300	308
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	60	67

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	80	88
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	50	56
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	70	71
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	565	579
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	65	67
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	50	55
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	65	72
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	50	55
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10	10
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	280	287
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	15	15
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	40	41
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	70	76
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	20	22
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	90	99
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	200	204
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	150	154
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	155	168
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	30	33
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	5	5
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	25	25
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	260	279
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	15	16
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	85	92
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	150	140
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	60	57
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	195	179
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	55	51
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	5	5
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	10	11
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	215	197
New York State Dormitory Authority Sales Tax Revenue	4.250%	3/15/2048	120	115
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	235	239
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	95	99
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2050	70	73
New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	310	330
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	135	140
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2052	320	331
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	50	52
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	50	45
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	130	134
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	100	103
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	260	268
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	690	712
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2056	200	206
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	5	5
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	55	56
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	15	15
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	50	52
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	360	376
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	55	55
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	45	46
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	315	329
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2026	105	105
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2026	195	195
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2026	10	10
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	30	31
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	100	103
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	170	175
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	70	72
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	215	221
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	45	46
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	25	25
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2028	20	20
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2028	20	21
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2028	150	158
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	130	140
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	105	113
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	265	285

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	160	164
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	75	79
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	80	80
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/2030	40	44
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	45	45
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	150	164
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	135	148
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	130	140
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	140	153
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	120	123
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	45	47
New York State Environmental Facilities Corp. Water Revenue	3.000%	9/15/2030	140	140
New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/2031	115	128
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	200	223
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	100	111
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	35	38
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	85	95
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	40	42
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	90	92
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	100	111
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2032	15	15
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	85	87
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	85	96
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	25	26
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	105	119
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	120	120
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	15	16
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	10	11
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	120	137
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	160	171
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	130	149
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	25	26
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	35	40
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2034	110	127
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2034	100	100
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2034	120	128
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2035	25	25
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	70	81
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	30	32
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	110	129
New York State Environmental Facilities Corp. Water Revenue	3.125%	6/15/2036	30	29
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	330	389
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	45	48
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	5	6
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2036	85	94
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2037	15	15
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2037	80	81
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	50	55
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2037	80	88
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2038	75	70
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2038	55	62
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2038	35	36
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2039	295	332
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2039	25	27
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2040	100	92
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2040	10	11
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2040	45	52
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2040	70	76
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	10	10
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	20	22
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2041	15	15
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2041	20	22
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	40	41
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	70	71
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	45	50
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2042	20	22

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2043	105	116
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2044	30	31
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2044	50	56
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2044	130	135
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2045	10	11
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2046	20	19
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2046	355	359
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2046	20	22
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2047	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2047	45	48
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2047	135	137
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2048	15	15
New York State Environmental Facilities Corp. Water Revenue	5.000%	2/15/2049	20	21
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2049	20	19
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2049	155	164
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2050	340	360
New York State Environmental Facilities Corp. Water Revenue	3.000%	10/15/2050	30	22
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2051	80	83
New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	100	105
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2053	40	42
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	60	64
New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Project)	5.000%	6/15/2050	200	213
New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Project)	5.000%	6/15/2055	5	5
New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Projects)	5.000%	6/15/2029	15	16
New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Projects)	5.000%	6/15/2031	30	33
New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Projects)	5.000%	6/15/2034	5	6
New York State Housing Finance Agency Income Tax Revenue	5.000%	12/15/2044	20	21
New York State Housing Finance Agency Income Tax Revenue	5.000%	12/15/2049	115	118
New York State Housing Finance Agency Income Tax Revenue	5.000%	6/15/2054	155	158
New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.800%	6/1/2026	100	100
New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	20	20
New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	250	254
New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	60	62
New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	80	83
New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	70	73
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	40	42
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	340	362
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	20	21
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	125	135
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	380	394
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	105	114
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	65	71
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	25	26
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	165	182
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	335	370
New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	30	31
New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	125	140
New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	205	230
New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	190	196
New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	260	295
New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	80	86
New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	35	39
New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	220	248
New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	170	175
New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	280	321
New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	55	59
New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	300	342
New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	200	230
New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	300	345
New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	80	86
New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	25	26
New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	140	148
New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	110	126
New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	100	116
New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	35	37

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	3.500%	1/1/2037	25	25
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	90	91
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	215	244
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	60	64
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	5	6
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	80	81
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	120	135
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	75	86
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	120	120
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	65	65
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2039	210	235
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2039	125	132
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	250	251
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	110	110
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2040	30	32
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2040	70	80
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	75	75
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	30	30
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2041	100	113
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	195	194
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	100	100
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	80	88
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	25	28
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	5	5
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	125	124
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	50	55
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	250	277
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	90	88
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	255	277
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	710	688
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	100	96
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	100	97
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	70	68
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2045	35	38
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	160	124
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2046	75	71
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2046	45	42
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	250	268
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	100	93
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	80	74
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2047	225	239
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	140	107
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2048	315	332
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	55	42
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	270	284
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	105	78
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	15	11
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	810	732
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	55	50
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2051	65	57
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2051	125	130
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	260	186
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	335	237
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	85	77
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	110	99
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2054	345	366
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	65	56
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2056	230	237
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	125	132
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2027	60	61
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2028	30	31
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	20	21
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	15	16
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	95	105
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	100	112
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	20	22
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	50	58
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2036	65	72
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	25	29
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	35	38

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2039	100	113
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	60	65
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	25	27
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2044	75	73
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	15	16
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	120	126
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2048	25	26
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2049	240	222
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2049	170	178
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	150	138
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2051	55	57
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2052	80	74
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	150	154
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	85	88
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	10	10
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	300	275
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	150	154
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2057	115	105
	New York State Thruway Authority Income Tax Revenue	5.125%	3/15/2057	325	337
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	200	205
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	15	16
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	75	82
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	70	77
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	50	55
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	85	93
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	80	87
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	60	61
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	65	66
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	40	40
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	80	80
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	120	119
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	90	88
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	220	212
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	45	42
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	35	33
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2049	30	23
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	15	11
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	30	23
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	100	91
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2053	50	45
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2054	180	162
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2055	70	63
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	90	80
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2057	105	94
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2058	30	27
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2059	140	124
	New York State Thruway Highway Revenue	5.000%	1/1/2040	115	128
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	12/1/2037	10	11
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2030	35	38
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2031	30	33
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2032	70	76
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2033	210	227
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2034	35	38
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2038	10	11
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2040	35	39
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2041	195	217
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2042	100	113
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	125	125
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	710	768
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2039	260	274
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2040	55	58
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2041	40	40
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2043	70	73
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	370	383
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2047	30	29
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	160	149
	Oyster Bay NY GO	5.000%	1/15/2027	100	102
[2]	Oyster Bay NY GO	3.250%	2/1/2027	15	15
[2]	Oyster Bay NY GO	5.000%	8/1/2027	80	82
	Oyster Bay NY GO	5.000%	1/15/2028	100	104

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Oyster Bay NY GO	4.000%	3/1/2028	15	15
[2]	Oyster Bay NY GO	5.000%	8/1/2028	20	21
	Oyster Bay NY GO	5.000%	1/15/2029	105	112
[2]	Oyster Bay NY GO	5.000%	8/1/2029	70	75
[2]	Oyster Bay NY GO	3.250%	2/1/2030	35	35
[2]	Oyster Bay NY GO	5.000%	8/1/2030	100	110
	Oyster Bay NY GO	5.000%	1/15/2031	100	111
[2]	Oyster Bay NY GO	5.000%	8/1/2031	75	84
[2]	Oyster Bay NY GO	4.000%	2/1/2033	400	401
[2]	Oyster Bay NY GO CP	4.000%	3/1/2027	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2026	85	85
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2026	55	55
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2026	15	15
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	100	101
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	45	46
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2027	25	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2027	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2027	35	35
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2027	25	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2027	80	83
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/15/2027	70	70
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2028	175	185
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2028	10	11
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2028	60	63
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2028	190	202
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	305	317
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2028	145	154
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2029	90	94
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2029	15	16
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2029	35	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	85	89
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	95	104
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	25	27
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	35	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2030	75	83
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2030	40	43
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2030	10	11
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	75	83
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2030	15	16
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2030	245	271
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2031	5	6
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	30	31
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	40	44
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	175	195
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	10	11
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2031	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2031	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	110	123
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2031	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2031	75	84
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2032	5	6
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	60	63
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	50	54
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	200	222
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	50	57
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	120	128
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	125	142
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2032	20	21
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2032	105	119
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2033	45	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2033	130	141
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2033	120	133
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2033	70	80
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	30	34
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2033	50	57
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2033	35	36
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2034	105	109
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	200	216

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	50	53
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	50	58
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2034	260	302
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2034	50	54
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2034	130	149
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	145	156
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	100	104
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	190	219
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	55	59
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	10	11
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2035	65	69
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2035	55	55
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2035	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	65	67
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2036	25	26
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	110	115
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2036	50	58
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2036	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2036	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2036	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2036	5	6
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	80	82
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	50	51
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2037	60	68
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2037	100	117
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2037	55	56
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	145	151
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	165	188
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	85	99
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2037	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2037	20	19
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	60	68
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	100	102
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	45	46
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	255	289
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	30	35
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2038	150	140
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2039	80	91
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	95	96
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	60	61
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	55	62
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2039	60	69
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	305	343
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2039	290	332
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2039	40	40
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2039	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	40	45
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	120	135
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	125	127
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	115	116
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	125	138
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	145	162
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2040	100	114
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	15	17
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2040	55	63
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2040	70	69
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	110	111
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	145	160
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	85	94
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	180	201
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2041	225	251
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	25	28
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2041	55	55
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2041	30	30

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2041	55	55
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2042	5	6
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	5/15/2042	65	67
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	80	88
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	65	71
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	90	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	100	111
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	20	20
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	50	56
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	160	142
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2042	95	94
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	55	60
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	15	16
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	185	203
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2043	265	297
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2043	50	49
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2043	5	6
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	10	11
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	55	60
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	65	70
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2044	100	111
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2044	75	82
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	20	22
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2044	135	142
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	35	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2045	230	252
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2045	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	10	11
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2046	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2046	15	16
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2047	10	11
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2047	200	215
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	55	55
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	40	43
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2047	95	96
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2047	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2048	55	58
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2048	90	95
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2048	205	210
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	370	390
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	180	190
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	255	269
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2051	105	111
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2052	230	239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	115	121
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/2052	70	74
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	190	197
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	320	334
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	200	209
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	305	319
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	260	279
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	260	279
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2056	20	20
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/2057	105	106
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/2057	180	182
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2057	165	166
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2061	20	18
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/2094	25	25
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	4.875%	7/1/2044	35	36
[2]	Suffolk County NY GO	5.000%	2/1/2027	155	158
[1]	Suffolk County NY GO	4.000%	10/15/2027	15	15
[1]	Suffolk County NY GO	4.000%	2/1/2028	65	67
[2]	Suffolk County NY GO	5.000%	11/1/2028	50	53
[2]	Suffolk County NY GO	5.000%	11/1/2029	30	32
	Suffolk County NY GO	5.000%	11/1/2029	255	276
[2]	Suffolk County NY GO	2.000%	11/1/2030	50	46
	Suffolk County NY GO	5.000%	11/1/2032	25	28
	Suffolk County NY GO	5.000%	9/1/2033	40	44
	Suffolk County NY GO	5.000%	9/1/2034	20	22

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Suffolk County NY GO	4.000%	11/1/2034	30	32
Suffolk County NY GO	5.000%	9/1/2035	195	210
Suffolk County NY GO	4.000%	11/1/2035	10	11
Suffolk County NY GO	4.000%	9/1/2036	25	26
Suffolk County NY GO	4.000%	10/15/2037	100	104
Suffolk County NY GO	4.000%	11/1/2037	160	168
Suffolk County NY GO	4.000%	11/1/2038	5	5
Suffolk County NY GO	4.000%	11/1/2039	195	202
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	200	200
Suffolk County Water Authority Water Revenue	3.750%	6/1/2036	190	190
Suffolk County Water Authority Water Revenue	5.000%	6/1/2036	150	156
Suffolk County Water Authority Water Revenue	4.000%	6/1/2038	100	100
Suffolk County Water Authority Water Revenue	3.000%	6/1/2039	45	42
Suffolk County Water Authority Water Revenue	3.000%	6/1/2040	100	91
Suffolk County Water Authority Water Revenue	4.000%	6/1/2040	70	70
Suffolk County Water Authority Water Revenue	3.125%	6/1/2041	350	318
Suffolk County Water Authority Water Revenue	4.000%	6/1/2041	145	146
Suffolk County Water Authority Water Revenue	3.250%	6/1/2042	90	81
Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	5	5
Suffolk County Water Authority Water Revenue	3.000%	6/1/2044	50	42
Suffolk County Water Authority Water Revenue	3.000%	6/1/2045	45	37
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	250	265
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2029	5	5
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2037	50	55
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	85	93
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2047	30	30
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	205	218
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2052	155	151
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	120	128
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	190	192
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	35	35
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	180	182
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	20	20
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	65	65
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	60	61
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	250	259
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	210	217
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	60	61
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	20	21
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	140	145
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2028	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	385	407
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	155	164
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	20	21
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	350	370
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	220	198
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	50	45
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	225	230
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	140	151
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	95	102
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	235	205
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	330	337
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	80	87
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	190	208
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	20	22
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	10	8
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	10	8
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	110	112
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	170	188
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	25	28
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	70	74
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	65	72
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	500	407
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	85	69
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	285	291
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	70	79
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	35	39
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	20	20
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	55	62

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	75	82
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	175	198
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	60	63
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2034	100	99
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	85	87
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	20	22
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	90	98
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	15	16
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2035	120	119
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	10	10
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	110	112
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	50	56
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	35	40
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	210	214
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	55	57
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	105	113
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	10	11
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	100	116
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	70	81
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2037	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	315	320
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	10	10
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	75	82
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	80	88
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	75	83
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	100	114
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	100	114
Triborough Bridge & Tunnel Authority Highway Revenue	3.375%	11/15/2038	65	65
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2038	105	106
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2038	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	290	295
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	160	163
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	25	26
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	25	28
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	25	28
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	45	49
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	150	169
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	100	113
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2039	30	33
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2039	220	241
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	100	108
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	160	175
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	85	93
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2041	50	50
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	165	178
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	160	174
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	40	41
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	50	55
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	115	114
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	35	36
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	195	199
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	65	70
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	20	21
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	40	43
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	55	60
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	75	78
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	50	55
Triborough Bridge & Tunnel Authority Highway Revenue	3.750%	11/15/2043	265	257
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	90	92
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	145	155
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	80	86
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	150	162
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	25	27
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	100	109
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	50	55
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	25	26
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	70	75
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	90	97
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	15	16

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	65	70
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	100	109
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	50	54
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2045	90	73
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	105	107
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	80	85
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	140	147
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	100	108
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	50	54
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2046	55	43
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	125	127
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	45	48
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	15	16
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2047	70	54
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	205	191
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	500	505
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	55	57
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	100	106
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2047	50	54
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	25	19
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2048	220	203
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	175	182
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	100	105
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2048	55	59
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	80	81
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	650	665
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2050	45	45
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2050	80	85
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	325	332
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	330	347
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	100	106
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	290	262
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	235	246
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	170	183
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	500	447
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	270	241
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	135	137
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2054	100	106
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	170	179
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	150	133
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2056	220	224
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2056	100	108
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	385	408
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2026	395	400
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2026	50	51
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	125	128
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	80	82
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	280	288
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	135	140
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	215	221
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2027	30	31
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	350	367
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	35	37
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	440	463
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	460	493
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	120	130
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2029	5	5
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	80	87
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	175	192
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	55	61
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	190	211
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	90	99
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	145	155
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2031	115	129
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	90	90
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	440	496
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	15	17

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2032	25	28
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/2033	40	32
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2033	40	40
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2033	20	21
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	385	439
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	55	63
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	145	166
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2033	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2034	20	21
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	75	85
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	45	51
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	420	486
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2035	65	68
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	10	10
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2036	50	56
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	270	302
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	30	34
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	250	289
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2036	30	35
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2037	25	27
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2037	190	195
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	205	228
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	145	164
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2037	55	63
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2038	5	5
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2038	90	100
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	450	499
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	205	230
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2038	15	17
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2039	105	113
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2039	80	89
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2039	5	5
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2039	130	146
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	230	258
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2039	230	259
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	15	16
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	315	352
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2040	250	280
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2041	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	80	88
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	100	110
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2041	100	111
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2042	15	15
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2042	15	15
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	80	86
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2042	200	223
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	235	259
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	135	149
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2043	50	49
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	105	112
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	140	151
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	185	203
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	120	128
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	70	74
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	300	323
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2044	40	44
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	75	81
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2045	90	96
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	175	189
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	90	97
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	390	366
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	70	66
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	135	143
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	50	52
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2046	5	5
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	145	154
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	180	188
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	300	313

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	15	16
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2049	200	209
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2050	40	43
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	660	688
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	75	47
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	330	247
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	415	376
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	355	321
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	1,150	1,175
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	520	532
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	295	273
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	300	329
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	610	638
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	200	183
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	560	586
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	900	952
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2056	80	71
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	80	81
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2056	200	206
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.500%	12/1/2056	155	151
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2057	500	513
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2057	70	73
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	380	408
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2035	20	23
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2036	65	73
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2036	85	96
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2037	20	22
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2037	70	78
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2038	10	11
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2038	55	61
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2039	30	33
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2039	105	116
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2039	10	11
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2040	30	33
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2040	100	109
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2041	5	5
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	5	5
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	20	22
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	60	65
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	60	65
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	375	404
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	50	53
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	80	85
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2045	15	16
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2046	115	122
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2047	345	360
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	420	393
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2048	190	198
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	420	438
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	50	45
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	150	157
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	350	322
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2053	150	155
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2054	215	194
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	200	206
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	600	534
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	385	401
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	825	780
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	240	249
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	560	584
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	200	208
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	670	692
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/2063	305	298
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	535	479
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	1,115	1,159
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2030	260	278
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2031	75	80
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2036	15	16
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2037	35	37
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2038	105	110

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2039	175	182
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2042	100	108
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2033	30	32
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	5	5
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	230	230
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	110	110
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	50	50
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	135	138
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	490	534
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	235	247
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	5	5
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	100	107
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	85	91
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	80	87
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	60	66
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	200	218
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	15	17
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	325	358
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2033	455	506
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	10	10
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	390	437
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	15	17
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2034	5	6
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2034	330	373
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	90	102
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2035	75	86
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	50	57
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	90	104
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2036	200	232
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2036	150	175
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2037	345	402
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2037	180	211
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	25	28
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	180	209
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	60	66
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	150	173
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	305	344
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	125	144
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	30	31
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	175	197
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	155	177
Utility Debt Securitization Authority Electric Power & Light Revenue	3.750%	12/15/2042	25	25
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2043	200	225
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	120	132
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2047	100	108
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2050	50	53
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	9/15/2052	70	73
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2053	100	105
Westchester County NY GO	5.000%	7/1/2027	120	123
Westchester County NY GO	5.000%	12/15/2027	65	68
Westchester County NY GO	5.000%	7/1/2028	75	77
Westchester County NY GO	4.000%	12/15/2028	110	113
Westchester County NY GO	4.000%	7/1/2029	55	56
Westchester County NY GO	5.000%	10/15/2029	30	33
Westchester County NY GO	4.000%	12/1/2029	135	136
Westchester County NY GO	4.000%	12/15/2029	80	82
Westchester County NY GO	3.000%	10/15/2030	10	10
Westchester County NY GO	4.000%	12/15/2031	45	46
Westchester County NY GO	4.000%	12/15/2031	25	27
Westchester County NY GO	2.000%	10/15/2032	5	5
Westchester County NY GO	2.000%	10/15/2033	50	44
Westchester County NY GO	4.000%	12/15/2033	60	63
Westchester County NY GO	4.000%	12/15/2034	5	5
Westchester County NY GO	4.000%	12/15/2035	10	11
Westchester County NY GO	4.000%	12/15/2036	35	37
Westchester County NY GO	5.000%	3/15/2038	250	282
Western Nassau County Water Authority Water Revenue	4.000%	4/1/2046	30	29

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Western Nassau County Water Authority Water Revenue	4.000%	4/1/2051	165	150
Total Tax-Exempt Municipal Bonds (Cost $413,574)				415,461
Total Investments (101.2%) (Cost $413,574)				415,461
Other Assets and Liabilities—Net (-1.2%)				(4,791)
Net Assets (100%)				410,670
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
BAN—Bond Anticipation Note.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $413,574)	415,461
Investment in Vanguard	8
Cash	63
Receivables for Accrued Income	4,265
Total Assets	419,797
Liabilities
Payables for Investment Securities Purchased	9,111
Payables to Vanguard	16
Total Liabilities	9,127
Net Assets	410,670
At May 31, 2026, net assets consisted of:

Paid-in Capital	407,618
Total Distributable Earnings (Loss)	3,052
Net Assets	410,670

Net Assets
Applicable to 3,975,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	410,670
Net Asset Value Per Share	$103.31

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Bond ETF
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest	5,251
Total Income	5,251
Expenses
The Vanguard Group—Note C
Investment Advisory Services	6
Management and Administrative	103
Marketing and Distribution	8
Custodian Fees	6
Shareholders’ Reports	7
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	135
Net Investment Income	5,116
Realized Net Gain (Loss) on Investment Securities Sold	(22)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,027)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,067

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	May 20, 2025[1] to November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,116	1,700
Realized Net Gain (Loss)	(22)	(10)
Change in Unrealized Appreciation (Depreciation)	(1,027)	2,914
Net Increase (Decrease) in Net Assets Resulting from Operations	4,067	4,604
Distributions
Total Distributions	(4,374)	(1,245)
Capital Share Transactions
Issued	248,200	159,419
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(1)
Net Increase (Decrease) from Capital Share Transactions	248,200	159,418
Total Increase (Decrease)	247,893	162,777
Net Assets
Beginning of Period	162,777	—
End of Period	410,670	162,777
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	May 20, 2025[1] to November 30, 2025
Net Asset Value, Beginning of Period	$103.35	$100.00
Investment Operations
Net Investment Income[2]	1.776	1.975
Net Realized and Unrealized Gain (Loss) on Investments	(.177)	2.680
Total from Investment Operations	1.599	4.655
Distributions
Dividends from Net Investment Income	(1.639)	(1.305)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.639)	(1.305)
Net Asset Value, End of Period	$103.31	$103.35
Total Return	1.56%	4.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$411	$163
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3,4,5]
Ratio of Net Investment Income to Average Net Assets	3.45%	3.63%[3]
Portfolio Turnover Rate	5%	6%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
5	Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.08% of the fund’s average net assets) to maintain a total expense ratio of 0.09%. The fund will not be required to reimburse Vanguard for these amounts.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard New York Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchage, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $8,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2026, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

New York Tax-Exempt Bond ETF
E.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	413,577
Gross Unrealized Appreciation	3,148
Gross Unrealized Depreciation	(1,264)
Net Unrealized Appreciation (Depreciation)	1,884
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $8,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2026, the fund purchased $261,033,000 of investment securities and sold $15,201,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $0 and sales were $1,840,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2026	May 20, 2025[1] to November 30, 2025
	Shares (000)	Shares (000)
Issued	2,400	1,575
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	2,400	1,575
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At May 31, 2026, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0462 072026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.